Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SINOCOKING COAL & COKE CHEMICAL INDUSTRIES, INC.
Entity Central Index Key	0001099290
Trading Symbol	scok
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash	$ 2,366,718	$ 26,266,687
Restricted cash	9,668,000	8,320,500
Accounts receivable, trade, net	12,017,231	8,489,272
Notes receivable, trade	14,176,800
Notes receivable, mine acquisition	9,155,520
Other receivables	1,412,008	232,126
Loans receivable	9,849,937	16,764,390
Refundable deposit	4,752,000
Inventories	2,382,444	3,010,926
Advances to suppliers	12,267,806	8,994,833
Advances to suppliers - related parties		575,700
Prepaid expenses	633,313
Total current assets	78,681,777	72,654,434
PLANT AND EQUIPMENT, net	16,211,984	17,157,542
CONSTRUCTION IN PROGRESS	39,379,553	23,204,544
OTHER ASSETS
Prepayments	36,071,853	42,661,993
Intangible assets, net	31,635,487	31,328,852
Long-term investments	2,825,730	2,753,660
Other assets	110,880	108,290
Total other assets	70,643,950	76,852,795
Total assets	204,917,264	189,869,315
CURRENT LIABILITIES
Short term loans - banks	26,294,400	4,950,400
Accounts payable, trade	4,023	144,147
Notes payable	4,752,000
Other payables and accrued liabilities	802,028	1,271,585
Other payables - related parties	156,227	455,768
Acquisition payable	4,593,600	154,700
Customer deposits	138,457	127,965
Taxes payable	1,522,062	2,856,671
Total current liabilities	38,262,797	9,961,236
LONG TERM LIABILITIES
Long term loans	36,432,000	55,692,000
Warrants liability	716,648	5,569,047
Total long term liabilities	37,148,648	61,261,047
Total liabilities	75,411,445	71,222,283
COMMITMENTS AND CONTINGENCIES
EQUITY
Common shares, $0.001 par value, 100,000,000 authorized, 21,121,372 and 21,090,948 issued and outstanding as of June 30, 2012 and June 30, 2011, respectively	21,121	21,091
Additional paid-in capital	3,592,053	3,442,083
Statutory reserves	3,689,941	3,403,793
Retained earnings	110,257,132	98,004,993
Accumulated other comprehensive income	7,613,972	5,111,872
Total SinoCoking Coal and Coke Chemicals Industries, Inc.'s equity	125,174,219	109,983,832
NONCONTROLLING INTERESTS	4,331,600	8,663,200
Total equity	129,505,819	118,647,032
Total liabilities and equity	$ 204,917,264	$ 189,869,315

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,121,372	21,090,948
Common stock, shares outstanding	21,121,372	21,090,948

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
REVENUE	$ 78,912,770	$ 74,287,993
COST OF REVENUE	63,745,461	47,267,309
GROSS PROFIT	15,167,309	27,020,684
OPERATING EXPENSES:
Selling	210,568	316,663
General and administrative	2,993,580	3,206,823
Total operating expenses	3,204,148	3,523,486
INCOME FROM OPERATIONS	11,963,161	23,497,198
OTHER INCOME (EXPENSE)
Interest income	1,413,937	416,614
Interest expense	(2,356,333)	(1,472,368)
Other finance expense	(225,005)	(451,152)
Other income (expense), net	241,635	(152,879)
Change in fair value of warrants	4,852,399	23,135,827
Total other income, net	3,926,633	21,476,042
INCOME BEFORE INCOME TAXES	15,889,794	44,973,240
PROVISION FOR INCOME TAXES	3,395,237	5,065,380
NET INCOME	12,494,557	39,907,860
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	2,502,100	3,976,331
COMPREHENSIVE INCOME	$ 14,996,657	$ 43,884,191
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic (in shares)	21,093,525	20,962,091
Diluted (in shares)	21,093,525	21,021,255
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.59	$ 1.9
Diluted (in dollars per share)	$ 0.59	$ 1.9

CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Common Share	Additional paid-in capital	Retained earnings - Statutory reserves	Retained earnings - Unrestricted	Accumulated other comprehensive income	Noncontrolling interest	Total
BALANCE at Jun. 30, 2010	$ 20,871	$ 67,269	$ 1,837,395	$ 59,373,726	$ 1,135,541		$ 62,434,802
BALANCE (in shares) at Jun. 30, 2010	20,871,192
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants exercised-cash proceeds	220	1,318,316					1,318,536
Warrants exercised-cash proceeds (in shares)	219,756
Warrants exercised-derivative value		2,056,498					2,056,498
Noncontrolling interest in acquirees						8,663,200	8,663,200
Net income				39,907,860			39,907,860
Adjustment of statutory reserve			1,566,398	(1,276,593)			289,805
Foreign currency translation adjustments					3,976,331		3,976,331
BALANCE at Jun. 30, 2011	21,091	3,442,083	3,403,793	98,004,993	5,111,872	8,663,200	118,647,032
BALANCE (in shares) at Jun. 30, 2011	21,090,948						21,090,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for services	30	149,970					150,000
Shares issued for services (in shares)	30,424						30,424
Acquisition of noncontrolling interest						(4,331,600)	(4,331,600)
Net income				12,494,557			12,494,557
Adjustment of statutory reserve			286,148	(242,418)			43,730
Foreign currency translation adjustments					2,502,100		2,502,100
BALANCE at Jun. 30, 2012	$ 21,121	$ 3,592,053	$ 3,689,941	$ 110,257,132	$ 7,613,972	$ 4,331,600	$ 129,505,819
BALANCE (in shares) at Jun. 30, 2012	21,121,372						21,121,372

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,494,557	$ 39,907,860
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	1,352,871	1,856,068
Amortization and depletion	439,871	1,536,739
Write-off of other receivables and advances to suppliers	530,902	31,689
Change in fair value of warrants	(4,852,399)	(23,135,827)
Warrants granted for service		325,285
Reservation of mine maintenance fee	43,730	289,805
Equity investment income	(6,171)
Stock issued for services	150,000
Change in operating assets and liabilities
Accounts receivable, trade	(3,303,927)	(2,846,415)
Notes receivable, trade	(14,087,300)	1,071,390
Other receivables	(993,811)	230,494
Inventories	1,807,743	(619,872)
Advances to suppliers	(3,165,668)	(561,559)
Advances to suppliers - related parties		(3,665,486)
Prepaid expenses	(628,746)
Accounts payable, trade	(142,663)	(152,894)
Other payables and accrued liabilities	(485,054)	(54,950)
Customer deposits	7,385	15,381
Taxes payable	(1,394,076)	1,527,445
Net cash (used in) provided by operating activities	(12,232,756)	15,755,153
CASH FLOWS FROM INVESTING ACTIVITIES:
Principal advances of loans receivable	(2,847,200)	(19,683,800)
Long-term investment		(2,686,020)
Repayment of loans receivable	9,886,453	5,599,918
Payments on equipment and construction in progress	(15,526,921)	(12,249,680)
Payments on business acquisitions		(14,486,400)
Prepayments on construction in progress	(16,527,000)	(3,247,319)
Refunds of construction prepayments		5,504,109
Refunds of coal mine acquisition prepayments	11,061,403
Prepayments of intangible assets	(1,903,344)	(23,932,740)
Net cash used in investing activities	(15,856,609)	(65,181,932)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in restricted cash	(1,287,000)	14,782,500
Cash proceeds from exercise of warrants		1,318,536
Proceeds from notes payable	7,870,000	19,617,000
Payments of notes payables	(3,148,000)	(22,635,000)
Proceeds from short-term loans - bank	10,703,200	4,828,800
Proceeds from long-term loans - bank		54,324,000
Payments of short-term loans - bank	(10,073,600)	(15,090,000)
Payments of short-term loans - others		(528,150)
(Payments to)/proceeds from related parties	(308,794)	874,787
Net cash provided by financing activities	3,755,806	57,492,473
EFFECT OF EXCHANGE RATE ON CASH	433,590	797,985
(DECREASE)/INCREASE IN CASH	(23,899,969)	8,863,679
CASH, beginning of year	26,266,687	17,403,008
CASH, end of year	2,366,718	26,266,687
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	4,326,734	4,138,345
Cash paid for interest expense, net of capitalized interest	2,984,940	1,472,368
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Warrants issued for placement agent fee		325,285
Reclassification of long-term prepayments to other receivable		526,641
Transferred from advances to suppliers - related parties to other receivables	585,748
Construction-in-progress acquired with prepayments made in prior year		7,008,440
Reclassification of derivative liability to equity related to exercise of warrants		2,056,498
Reclassification of prepayment to refundable deposit	4,722,000
Reclassification of coal mine acquisition prepayments to notes receivable, mine acquisition	9,097,720
Refunds of coal mine acquisition prepayments offset by inventory purchases	1,111,673
Business acquisition with prepayments made in prior year		4,527,000
Acquisition payable accrued for coal mine acquisition	$ 4,407,200

Nature of business and organization	12 Months Ended
Jun. 30, 2012
Nature Of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

SinoCoking Coal and Coke Chemical Industries, Inc. (“SinoCoking” or the “Company”) was organized on September 30, 1996, under the laws of the State of Florida as “J.B. Financial Services, Inc.” On July 19, 1999, the Company changed its name to “Ableauctions.com, Inc.” On February 5, 2010, in connection with a share exchange transaction as described below, the Company changed its name to “SinoCoking Coal and Coke Chemical Industries, Inc.”

On February 5, 2010, the Company completed a share exchange transaction with Top Favour Limited (“Top Favour”), and Top Favour became a wholly-owned subsidiary of the Company (the “Share Exchange”). In connection with the closing of the Share Exchange, all of the assets and liabilities of the Company’s former business conducted under Ableauction.com, Inc.’s were transferred to a liquidating trust, including the capital stock of its former subsidiaries.

As a result of the Share Exchange, Top Favour’s shareholders owned approximately 97% of the issued and outstanding shares immediately after the Share Exchange, and the management members of Top Favour became the directors and officers of the Company. The Share Exchange was accounted for as a reverse acquisition and recapitalization and as a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Top Favour (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the Share Exchange. As the Share Exchange was accounted for as a reverse acquisition and recapitalization, there was no gain or loss recognized on the transaction.

The Company is a vertically-integrated coal and coke producer based in the People’s Republic of China (“PRC” or “China”). All of the Company’s business operations are conducted by a variable interest entity (“VIE”), Henan Pingdingshan Hongli Coal & Coking Co., Ltd., (“Hongli”), which is controlled by Top Favour’s wholly-owned subsidiary, Pingdingshan Hongyuan Energy Science and Technology Development Co., Ltd. (“Hongyuan”), through a series of contractual arrangements (see Note 2).

Due to an accident during the quarter ended December 31, 2011 at one of the mines owned by Yima Coal Group, a state-owned enterprise and one of the six provincial level coal mine consolidators in Henan, all mid-scale mines are required to undergo mandatory safety checks and inspections by relevant authorities before receiving clearance to resume coal mining operations. This requirement applies to all SinoCoking mines, including the Hongchang, Xingsheng, Shuangrui and Shunli coal mines which were previously awaiting government confirmation to resume operations.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities as of June 30, 2012:

Name	Background	Ownership
Top Favour	· A British Virgin Islands company · Incorporated on July 2, 2008	100%
Hongyuan	· A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) · Incorporated on March 18, 2009 · Registered capital of $3 million fully funded	100%
Hongli

·     A PRC limited liability company

·     Incorporated on June 5, 1996

·     Initial registered capital of $1,055,248 or 8,808,000 Renminbi (“RMB”), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded

·     85.40% of equity interests held by Jianhua Lv, the Company’s Chief Executive Officer (“CEO”) and Chairman of the Board of Directors

·     Operates a branch, Baofeng Coking Factory (“Baofeng Coking”)

		VIE by contractual arrangements (1)
Baofeng Hongchang Coal Co., Ltd. (“Hongchang Coal”)	· A PRC limited liability company · Incorporated on July 19, 2007 · Registered capital of $396,000 (RMB 3,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Shunli Coal Co., Ltd.(“Shunli Coal”)	· A PRC limited liability company · Incorporated on August 13, 2009 · Registered capital of $461,700 (RMB3,000,000) fully funded · Acquired by Hongchang Coal on May 20, 2011	VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal

Baofeng Hongguang Power Co., Ltd. (“Hongguang Power”)	· A PRC limited liability company · Incorporated on August 1, 2006 · Registered capital of $2,756,600 (RMB 22,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Xingsheng Coal Co., Ltd. (“ Xingsheng Coal”)	· A PRC limited liability company · Incorporated on December 6, 2007 · Registered capital of $559,400 (RMB 3,634,600) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011	VIE by contractual arrangements as a 60% owned subsidiary of Hongli
Baofeng Shuangrui Coal Co., Ltd. ( “Shuangrui Coal”)

·     A PRC limited liability company

·     Incorporated on March 17, 2009

·     Registered capital of $620,200 (RMB4,029,960) fully funded

·     60% of equity ownership acquired by Hongli on May 20, 2011

·     100% of equity ownership acquired by Hongchang Coal on June 20, 2012

VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal
Zhonghong Energy Investment Company (“Zhonghong”)

·     A PRC company

·     Incorporated on December 30, 2010

·     Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements

VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Hongrun Coal Chemical Co., Ltd. (“Hongrun”)	· A PRC limited liability company · Incorporated on May 17, 2011 · Registered capital of $ 4,620,000 (RMB30 million) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli

(1)	On March 18, 2009, Hongyuan entered into certain exclusive agreements with Hongli and its equity owners. Pursuant to these agreements, Hongyuan provides exclusive consulting services to Hongli in return for a consulting services fee which is equal to Hongli’s net profits. In addition, Hongli’s equity owners have pledged their equity interests in Hongli to Hongyuan, irrevocably granted Hongyuan an exclusive option to purchase all or part of the equity interests in Hongli and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Hongyuan.

Through these contractual arrangements, Hongyuan has the ability to control Hongli’s daily operations and financial affairs, appoint its senior executives and approve all matters requiring shareholder approval. As part of these contractual arrangements, Hongyuan and Hongli entered into an operating agreement which, amongst other matters, precludes Hongli from borrowing money, selling or acquiring assets, including intellectual property rights, providing guarantees to third parties or assigning any business agreements, without the prior written consent of Hongyuan. Hongyuan also agreed that, if any guarantee for Hongli’s performance of any contract or loan was required, Hongyuan would provide such guarantee to Hongli.

As a result of these contractual arrangements, Hongyuan is entitled to receive the expected residual returns of Hongli. Additionally, although Hongli has been profitable, in the event that Hongli were to incur losses, Hongyuan would be obligated to absorb a majority of the risk of loss from Hongli’s activities as a result of its inability to receive payment for its accumulated consulting fees that are equal to Hongli’s net income.

In August 2010, the Pingdingshan municipal government notified Hongli to increase its registered capital by RMB 20,000,000 to RMB 28,080,000 in order to maintain its coal trading license. Accordingly, the equity owners of Hongli contributed such additional registered capital, which amount was contributed in full as of August 26, 2010. However, the equity owners did not contribute in proportion to their original ownership percentages, such that Hongli is now 85.40% owned by Mr. Jianhua Lv (the Company’s CEO), 9.1% by Ms. Xin Zheng, 3.99 % by Mr. Wenqi Xu, and 1.42% by Mr. Guoxiang Song. As a result, on September 9, 2011, certain of the contractual arrangements between Hongyuan and Hongli (namely, the operating agreement, option agreement, voting rights proxy agreement and equity pledge agreement) were re-executed to reflect such new ownership percentages in Hongli from the increased registered capital, and the Company was made a party to such re-executions. Otherwise, the terms of these agreements remain unchanged. Registration of the additional registered capital and the change in ownership percentages in Hongli with the Pingdingshan Administration for Industry and Commerce was completed on April 29, 2011.

The Company believes that the equity owners of Hongli do not have the characteristics of a controlling financial interest, and that the Company is the primary beneficiary of the operations and residual returns of Hongli and, in the event of losses, would be required to absorb a majority of such losses. Accordingly, the Company consolidates Hongli’s results, assets and liabilities in the accompanying financial statements.

Selected financial data of Hongli and its subsidiaries is set forth below:

	June 30, 2012	June 30, 2011
Total current assets	$58,535,803	$49,774,889
Total assets	$184,771,289	$166,989,770
Total current liabilities	$53,633,472	$78,860,160
Total liabilities	$90,065,472	$78,860,160

Presently, the Company’s coking related operations are carried out by Baofeng Coking, coal related operations by Hongchang Coal, Shuangrui Coal, Shunli Coal and Xingsheng Coal, and electricity generation by Hongguang Power. However, it is the Company’s intention to transfer all coal related operations to a joint-venture between Zhonghong and Henan Province Coal Seam Gas Development and Utilization Co., Ltd. (“Henan Coal Seam Gas”) (see Note 13). As of June 30, 2012, the transfer of the Company’s coal related operations to the joint-venture had not been carried out, and Shuangrui Coal, Shunli Coal and Xingsheng Coal have had no operations since their acquisitions by the Company (see Note 21).

Summary of significant accounting policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries – Top Favour and Hongyuan, and its VIEs – Hongli and its subsidiaries. All significant inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation.

In accordance with the Financial Accounting Standards Board’s (“FASB”) accounting standard for consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. As a result of the contractual arrangements described below, the Company, through Hongyuan, is obligated to absorb a majority of the risk of loss from Hongli’s activities and the Company is enabled to receive a majority of Hongli’s expected residual returns. The Company accounts for Hongli as a VIE and is the primary beneficiary. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. Management makes ongoing assessments of whether Hongyuan is the primary beneficiary of Hongli and its subsidiaries.

Accounting Standards Codification (“ASC”) 810 – “Consolidation” addresses whether certain types of entities referred to as VIEs, should be consolidated in a company’s consolidated financial statements. The contractual arrangements entered into between Hongyuan and Hongli are comprised of the following series of agreements:

(1)	a Consulting Services Agreement, through which Hongyuan has the right to advise, consult, manage and operate Hongli and its subsidiaries (“the Operating Companies”), collect, and own all of the respective net profits of the Operating Companies;

(2)	an Operating Agreement, through which Hongyuan has the right to recommend director candidates and appoint the senior executives of the Operating Companies, approve any transactions that may materially affect the assets, liabilities, rights or operations of the Operating Companies, and guarantee the contractual performance by the Operating Companies of any agreements with third parties, in exchange for a pledge by the Operating Companies of their respective accounts receivable and assets;

(3)	a Proxy Agreement, under which the equity holders of the Operating Companies have vested their voting control over the Operating Companies to Hongyuan and will only transfer their equity interests in the Operating Companies to Hongyuan or its designee(s);

(4)	an Option Agreement, under which the equity holders of the Operating Companies have granted Hongyuan the irrevocable right and option to acquire all of its equity interests in the Operating Companies, or, alternatively, all of the assets of the Operating Companies; and

(5)	an Equity Pledge Agreement, under which the equity holders of the Operating Companies have pledged all of their rights, title and interest in the Operating Companies to Hongyuan to guarantee the Operating Companies’ performance of their respective obligations under the Consulting Services Agreement.

Since Top Favour, Hongyuan and Hongli are under common control, the above corporate structure including the above contractual arrangements have been accounted for as a reorganization of entities and the consolidation of Top Favour, Hongyuan and Hongli has been accounted for at historical cost and prepared on the basis as if the contractual arrangements had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relate to coal reserves that are the basis for future cash flow estimates and units-of-production depletion calculations; asset impairments; allowance for doubtful accounts and loans receivable; valuation allowances for deferred income taxes; reserves for contingencies; stock-based compensation and the fair value and accounting treatment for warrants. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates.

Stock-based compensation

The Company records share-based compensation expense based upon the grant date fair value of share-based awards. The value of the award is principally recognized as expense ratably over the requisite service periods. The Company uses the Black-Scholes Merton (“BSM”) option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock. The expected life assumption is primarily based on the simplified method of the terms of the options. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Stock-based compensation expense is recognized based on awards expected to vest. U.S. GAAP require forfeitures to be estimated at the time of grant and revised in subsequent periods, if necessary, when actual forfeitures differ from those estimates. There were no estimated forfeitures as the Company has a short history of issuing options.

Revenue recognition

Coal and coke sales are recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. This generally occurs when coal and coke is loaded onto trains or trucks at one of the Company’s loading facilities or at third party facilities.

Substantially, if not all, of the electricity generated by Hongguang Power is typically used internally by Baofeng Coking. Supply of surplus electricity generated by Hongguang Power to the national power grid is mandated by the local utilities board. The value of the surplus electricity supplied, if it exists, is calculated based on actual kilowatt-hours produced and transmitted and at a fixed rate determined under contract.

Coal and coke sales represent the invoiced value of goods, net of a value-added tax (“VAT”), sales discounts and actual returns at the time when product is sold to the customer.

Shipping and handling costs

Shipping and handling costs related to goods sold are included in selling expense. There were no shipping and handling costs for the years ended June 30, 2012, and 2011, because the customers paid for such expenses.

Foreign currency translation and other comprehensive income

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company, its subsidiaries and VIEs in the PRC is denominated in RMB.

For the subsidiaries and VIEs whose functional currencies are other than the U.S. dollar, all assets and liabilities accounts were translated at the exchange rate on the balance sheet date; shareholders’ equity is translated at the historical rates and items in the statement of operations are translated at the average rate for the period. Items in the cash flow statement are also translated at average translation rates for the period, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity. The resulting transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations.

The balance sheet amounts, with the exception of equity, at June 30, 2012 and 2011 were translated at RMB 6.31 to $1 and RMB 6.46 to $1, respectively. The average translation rates applied to income and cash flow statement amounts for the years ended June 30, 2012 and 2011 were at RMB 6.35 to $1 and RMB 6.63 to $1, respectively.

Fair value of financial instruments

The Company uses the FASB’s accounting standards regarding fair value of financial instruments and related fair value measurements. Those accounting standards established a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosures requirements for fair value measures. The carrying amounts reported in the accompanying consolidated balance sheets for receivables, payables and short term loans qualify as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments, their expected realization and, if applicable, the stated rate of interest is equivalent to rates currently available. The three levels of valuation hierarchy are defined as follows:

Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2

Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	Inputs to the valuation methodology are unobservable.

The Company determined that the carrying value of the long-term loans approximated their fair value using level 2 inputs by comparing the stated loan interest rate to the rate charged by the Bank of China on similar loans (See Note 14). For long-term investments (which consist of a 2.86% equity interest in a credit union in China and a 49% equity interest in a joint venture between Zhonghong and Henan Coal Seam Gas), it was impracticable for the Company to obtain their fair values at June 30, 2012.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Carrying Value at June 30, 2012	Fair Value Measurement at June 30, 2012
		Level 1	Level 2	Level 3
Warrants liability	$716,648	$—	$716,648	$—

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using observable inputs as of June 30, 2012 and 2011:

	June 30,	June 30,
	2012	2011
Beginning fair value	$5,569,047	$30,436,087
Issuance of warrants	-	325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC	-	(2,056,498)
Ending fair value	$716,648	$5,569,047

The Company’s warrants are not traded on an active securities market; therefore, the Company estimates the fair value of its warrants using the Cox-Ross-Rubinstein binomial model on June 30, 2012 and 2011.

	June 30, 2012	June 30, 2011
Number of shares exercisable	3,906,853	3,906,853
Exercise price	$6.00-48.00	$6.00-48.00
Stock price	$2.05	$4.56
Expected term (year)	2.60-4.78	3.60-5.78
Risk-free interest rate	0.38-0.69%	1.10-2.05%
Expected volatility	75-85%	75%

In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company is required to record certain financial assets and liabilities at fair value on a non-recurring basis. Generally, assets are recorded at fair value on a non-recurring basis as a result of impairment charges. For the years ended June 30, 2012 and 2011, the two long term investments are not considered impaired.

The Company did not identify any other assets and liabilities that are required to be presented on the consolidated balance sheets at fair value.

Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents for cash flow statement purposes. Cash includes cash on hand and demand deposits in accounts maintained with state owned banks within the PRC and with banks in Hong Kong and in the United States of America.

Balances at financial institutions or state owned banks within the PRC are not covered by insurance. Balances at financial institutions in Hong Kong may, from time to time, exceed Hong Kong Deposit Protection Board’s insured limits. As of June 30, 2012 and 2011, the Company had $11,880,025 and $34,425,040 of cash deposits, including restricted cash, which were not covered by insurance, respectively. The Company has not experienced any losses in such accounts.

Restricted cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions in the PRC. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has the debt agreements. Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current in the consolidated balance sheets.

Accounts receivables, trade, net

During the normal course of business, the Company extends unsecured credit not exceeding three months to its customers. Management regularly reviews aging of receivables and changes in payment trends by its customers, and records an allowance when management believes collection of amounts due are at risk. Accounts receivables are considered past due after three months from the date credit was granted. Accounts considered uncollectible after exhaustive efforts to collect are written off. The Company regularly reviews the credit worthiness of its customers and, based on the results of the credit review, determines whether extended payment terms can be granted to or, in some cases, partial prepayment is required from certain customers. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Notes receivable, trade

These notes receivable represent trade accounts receivable due from customers where the customers’ banks have guaranteed payment of the receivable. This amount is non-interest bearing and is normally paid within three to nine months. The Company is allowed to submit its request for payment to the customers’ banks prior to the due dates. However, early request for payment will incur an interest charge and a processing fee.

Notes receivable, mine acquisition

These notes receivable represent settlement of the receivables from payments made for mine acquisition where the issuers’ banks have guaranteed payment of the receivable. This amount is non-interest bearing and is normally paid within three to nine months. The Company is allowed to submit its request for payment to the issuers’ banks earlier than the scheduled payment dates. However, early request for payment will incur an interest charge and a processing fee.

Other receivables

Other receivables include advances to employees for general business purposes and other short term non-traded receivables from unrelated parties, primarily as unsecured demand loans, with no stated interest rate or due date. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Loans receivable

Loans receivable represents the amount the Company expects to collect from unrelated parties. The loans either are due on demand or mature within a year, and are either unsecured or secured by the properties of the borrowers or guaranteed by unrelated parties. All loans receivables are subject to interest charges. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Refundable deposit

A deposit was made to Henan Coal Seam Gas and is refundable when the joint venture between it and Zhonghong (see Note 13) commences operations.

Inventories

Inventories are stated at the lower of cost or market, using the weighted average cost method. Inventories consist of raw materials, supplies, work in process, and finished goods. Raw materials mainly consist of coal (mined and purchased), rail, steel, wood and additives used by the Company. The cost of finished goods includes (1) direct costs of raw materials, (2) direct labor, (3) indirect production costs, such as allocable utilities cost, and (4) indirect labor related to the production activities, such as assembling and packaging. Management compares the cost of inventories with the market value and an allowance is made for writing down the inventory to its market value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories equal to the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or market, they are not marked up subsequently based on changes in underlying facts and circumstances. As of June 30, 2012 and 2011, no allowance for inventory valuation was deemed necessary.

Advances to suppliers

The Company advances monies to certain suppliers for raw material purchases. These advances are interest-free and unsecured. Management regularly reviews aging of advances to suppliers and changes in materials receiving trends and records an allowance when management believes collection of materials due are at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Plant and equipment, net

Plant and equipment are stated at cost. Expenditures for maintenance and repairs are charged to earnings as incurred; while additions, renewals and betterments that extend the useful life are capitalized. When items of plant and equipment are retired or otherwise disposed, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Mine development costs are capitalized and amortized by the units of production method over estimated total recoverable proven and probable reserves. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Building and plant	20 years
Machinery and equipment	10-20 years
Other equipment	1-5 years
Transportation equipment	5-7 years

Construction-in-progress (“CIP”) includes direct costs of construction for mining tunnel improvements and the Company’s new coking plant. Interest incurred during the period of construction, if material, is capitalized. For the years ended June 30, 2012 and 2011, $914,688, and $794,011 in interest were capitalized into CIP, respectively. All other interest is expensed as incurred. CIP is not depreciated until such time the assets are completed and put into service. Maintenance, repairs and minor renewals are charged to expense as incurred. Major additions and betterment to property and equipment are capitalized.

Intangible assets

Land use rights, net

Costs to obtain land use rights are recorded based on the fair value at acquisition and amortized over 36 years, the contractual period of the rights. Intangible assets with finite lives are amortized over their useful lives and reviewed at least annually for impairment.

Mining rights, net

Mining rights are capitalized at fair value when acquired, including amounts associated with any value beyond proven and probable reserves, and amortized to operations as depletion expense using the units-of-production method over the estimated proven and probable recoverable tons. The Company’s coal reserves are controlled by its VIEs and generally last until the recoverable reserves are depleted.

Impairment of long-lived assets

The Company evaluates long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows, in accordance with the accounting guidance regarding “Disposal of Long-Lived Assets.” Recoverability is measured by comparing an asset’s carrying value to the related projected undiscounted cash flows generated by the long-lived asset or asset group, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. When the carrying value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss to the extent that the carrying value exceeds its fair value. As of June 30, 2012 and 2011, there was no impairment of long-lived assets. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and/or third party independent appraisals.

Long-term investment

Investments in equity securities of privately-held companies in which the Company holds less than 20% voting interest and to which the Company does not have the ability to exercise significant influence are accounted for under the cost method.

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for under the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

The Company evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investments may not be recoverable. For investments carried at cost, the Company recognizes impairment in the event that the carrying value of the investment exceeds the Company’s proportionate share of the net book value of the investee. As of June 30, 2012, management believes no impairment charge is necessary.

Asset retirement cost and obligations

The Company accounts for the asset retirement cost and obligations to retire tangible long-lived assets in accordance with U.S. GAAP, which requires that the Company’s legal obligations associated with the retirement of long-lived assets be recognized at fair value at the time the obligations are incurred. Obligations are incurred at the time development of a mine commences for underground mines or construction begins for support facilities, refuse areas and slurry ponds. If an entity has a conditional asset retirement obligation, a liability should be recognized when the fair value of the obligations can be reasonably estimated.

The obligation’s fair value is determined using discounted cash flow techniques and is accreted over time to its expected settlement value. Upon initial recognition of a liability, a corresponding amount is capitalized as part of the carrying amount of the related long-lived asset. Amortization of the related asset is calculated on a unit-of-production method by amortizing the total estimated cost over the salable reserves as determined under SEC Industry Guide 7, multiplied by the production during the period.

Asset retirement costs generally include the cost of reclamation (the process of bringing the land back to its natural state after completion of exploration activities) and environmental remediation (the physical activity of taking steps to remediate, or remedy, any environmental damage caused).

In May 2009, the Bureau of Finance and the Bureau of Land and Resource of Henan Province issued regulations on mine environmental control and recovery which require mining companies to file an evaluation report regarding the environmental impacts of mining (the “Evaluation Report”) before December 31, 2010. The corresponding authorities would then determine whether to approve the Evaluation Report after performing on-site investigation, and the asset retirement obligation will be determined by the authorities based on the approved filing. Such requirement was extended along with the extension of the provincial mine consolidation schedule. However, such extension date has not been finalized by the related provincial authorities.

The Company did not record such asset retirement obligation as of June 30, 2012 and 2011 because the Company did not have sufficient information to reasonably estimate the fair value of such obligation. The range of time over which the Company may settle the obligation is unknown and cannot be reasonably estimated. In addition, the settlement method for the obligation cannot be reasonably determined. The amount of the obligation to be determined by the government authorities is affected by several factors, such as the extent of remediation required in and around the mining area, the methods to be used to remediate the mining site, and any government grants which may or may not be credited to the mining companies.

The Company will recognize the liability in the period in which sufficient information is available to reasonably estimate its fair value.

Income taxes

Deferred income taxes are provided on the asset and liability method for temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probably that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2012, and 2011. As of June 30, 2012, federal and state tax returns filed for June 30, 2011, 2010 and 2009 remain subject to examination by the taxing authorities.

Chinese income taxes

The Company’s subsidiary and VIEs that operate in the PRC are governed by the income tax laws of the PRC and various local income tax laws (the “Income Tax Laws”), and are generally subject to an income tax at a statutory rate of 25% of taxable income, which is based on the net income reported in the statutory financial statements after appropriate tax adjustment.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. All of the Company’s coal and coke are sold in the PRC and are subject to a Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing finished products. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed to offset the payables against the receivables.

Warrants liability

A contract is designated as an asset or a liability and is carried at fair value on a company’s balance sheet, with any changes in fair value recorded in a company’s results of operations. The Company then determines which options, warrants and embedded features require liability accounting and records the fair value as a derivative liability. The changes in the values of these instruments are shown in the accompanying consolidated statements of income and other comprehensive income as “change in fair value of warrants.”

In connection with the Share Exchange, the Company adopted the provisions of an accounting standard regarding instruments that are indexed to an entity’s own stock. This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in equity in the statement of financial position would not be considered a derivative financial instrument. It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards. As a result of the adoption of this accounting standard, all warrants issued after the Share Exchange are recorded as a liability because the strike price of such warrants is denominated in U.S. dollars, a currency other than the Company’s functional currency which is denominated in RMB.

All warrants issued before the Share Exchange, which were treated as equity pursuant to the derivative treatment exemption prior to the Share Exchange, are also no longer afforded equity treatment because the strike price of such warrants is denominated in U.S. dollar, a currency other than the Company’s functional currency which is denominated in RMB. Therefore, such warrants are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such warrants are exercised or expire.

Noncontrolling interests

As further discussed in Note 21, as of June 30, 2012, noncontrolling interests mainly consist of a 40% equity interest of Xingsheng Coal owned by unrelated parties. As of June 30, 2011, noncontrolling interests include the 40% interests of Xingsheng Coal and a 40% equity interest of Shuangrui Coal, also owned by unrelated parties. For the years ended June 30, 2012, and 2011, there was no net income or loss attributable to such noncontrolling interests because neither entity was operational during such periods.

Earnings per share

The Company reports earnings per share in accordance with the provisions of ASC – 260 “Earnings Per Share.” This standard requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Comprehensive income

FASB’s accounting standard regarding comprehensive income establishes requirements for the reporting and display of comprehensive income, its components and accumulated balances in a full set of general purpose financial statements. This accounting standard defines comprehensive income to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, it also requires all items to be recognized under current accounting standards as components of comprehensive income be reported in financial statement that is presented with the same prominence as other financial statements. The Company's only current component of comprehensive income is the foreign currency translation adjustments.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on the accompanying consolidated income statements.

Concentration and credit risk	12 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
Concentration and credit risk

Note 3 – Concentration and credit risk

The Company’s operations are all carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

For the year ended June 30, 2012, 90.5% of the Company’s revenue was from four major customers who individually accounted for 25.4%, 23.6%, 21.0% and 20.5% of total revenue, respectively. Accounts receivable from these four customers represented 25.5%, 22.9%, 22.8%, and 22.2% of the total accounts receivable balance as of June 30, 2012, respectively. For the year ended June 30, 2011, 74.6% of the Company’s revenue was from three major customers who individually accounted for 38.0%, 21.4%, and 15.2% of total revenue, respectively. Account receivables from these three customers were 27.0%, 20.4%, and 11.1% of the total account receivable balance as of June 30, 2011, respectively.

For the year ended June 30, 2012, five major suppliers provided 61.9% of the Company’s raw material purchases, with each supplier individually accounting for 15.8%, 12.7%, 12.5%, 10.7% and 10.2% of total purchases, respectively. For the year ended June 30, 2011, three major suppliers provided 32.9% of the Company’s total raw material purchases, with each supplier individually accounting for 11.4%, 10.9% and 10.6% of total purchases, respectively. The Company held no accounts payable from its major suppliers as of June 30, 2012 and 2011.

Loans receivable	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans receivable
Note 4 – Loans receivable

On June 8, 2011, Capital Paradise Limited (“CPL”), an unrelated party, borrowed $10,044,200 from Top Favour in an unsecured loan at an annual interest rate of 9.45%, with interest due every six months. The loan matured on June 7, 2012. On June 8, 2012, the Top Favour and CPL entered into a supplemental agreement to extend the maturity date to December 7, 2012, and to decrease the interest rate to 7% annually. On June 15, 2011, CPL repaid $86,610 of the loan principal, and on July 19, 2011, CPL repaid $1,859,053 of the loan principal.

On April 19, 2011, the Company loaned $2,165,800 (RMB 14 million) to Mr. Qimin Jian, an unrelated party. This loan was secured by the borrower’s land use rights, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan was repaid in full on September 30, 2011.

On June 21, 2011, the Company loaned $4,641,000 (RMB 30 million) to Mr. Chong Chen, an unrelated party. This loan was guaranteed by an unrelated party, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan, which was due on July 28, 2011, was repaid in full on August 17, 2011.

During the year ended June 30, 2012, the Company wrote off $353,561 of certain other receivables representing interest on the loans to Mr. Qimin Jian and Mr. Chong Chen from the prior fiscal year and for the three months ended September 30, 2011.

In August 2011, Top Favour loaned an additional $801,000 to CPL. This loan is unsecured, interest free, and due on demand. On November 4, 2011, Top Favour entered a supplement agreement with CPL to extend the loan to November 4, 2012 and to add an annual interest rate of 7%.

On September 19, 2011, the Company loaned $1,094,800 (RMB 7 million) to Pingdingshan Hongxin Industrial Co., Ltd. (“Hongxin”), an unrelated party. This loan was due on December 19, 2011, is unsecured, and carries an annual interest rate of 6.0%. In September 2011, the Company and Hongxin entered into a supplemental agreement to extend the loan to March 31, 2012. The principal of this loan was repaid in full on April 28, 2012.

On February 20, 2012, the Company loaned $950,400 (RMB 6 million) to Pingdingshan Hongfeng coal wash Co., Ltd. (“Hongfeng”), an unrelated party. This loan was due on August 20, 2012, was unsecured, and had an annual interest rate of 3.5%. The principal of this loan was settled in full on August 9, 2012 by a note from Hongfeng guaranteed by its bank. The note is due on February 9, 2013.

For the years ended June 30, 2012 and 2011, interest income from loans receivable amounted to $1,370,939, and $60,097, respectively.

Other receivables	12 Months Ended
Jun. 30, 2012
Other Receivables Disclosure [Abstract]
Other receivables
Note 5 – Other receivables

Other receivables consisted of the following:

	June 30, 2012	June 30, 2011
Receivables from an unrelated company	$1,099,910	$125,503
Advances to employees	117,394	42,740
Interest receivable	193,119	-
Miscellaneous	1,585	63,883
Other receivables	$1,412,008	$232,126

For the years ended June 30, 2012 and 2011, the Company wrote off $50,211 and $31,689 in uncollectible other receivables, respectively.

Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Note 6 – Inventories

Inventories consisted of the following:

	June 30, 2012	June 30, 2011
Raw materials	$244,425	$179,957
Work in process	315,143	751,529
Supplies	55,043	87,430
Finished goods	1,767,833	1,992,010
Total	$2,382,444	$3,010,926

Advances to suppliers	12 Months Ended
Jun. 30, 2012
Advances To Suppliers Disclosure [Abstract]
Advances to suppliers

Note 7 – Advances to suppliers

Advances to suppliers are monies deposited with or advanced to unrelated vendors for future inventory purchases, which consist mainly of raw coal purchases. Most of the Company’s vendors require a certain amount of funds to be deposited with them as a guarantee that the Company will receive its purchases on a timely basis and with favorable pricing.

Advances to suppliers as of June 30, 2012 and 2011 amounted to $12,267,806 and $8,994,833, respectively. For the year ended June 30, 2012, the Company wrote off $127,130 in uncollectible advances to suppliers.

Prepaid expenses	12 Months Ended
Jun. 30, 2012
Prepaid Expense [Abstract]
Prepaid expenses

Note 8 – Prepaid expenses

Prepaid expenses consisted of the following:

	June 30, 2012	June 30, 2011
Prepaid interest	$620,995	$-
Prepaid rental	11,745	-
Miscellaneous	573	-
	$633,313	$-

Prepaid interest arose from the Company’s loans from Bairui Trust Co., Ltd. (“Bairui”) (see Note 14). As required by its supplemental loan agreement with Bairui, the Company prepaid one year of interest on April 2, 2012, the beginning date of the loans per the supplemental loan agreement, at an annual interest rate of 1.5%, and is required to pay the remaining 4.8% annual interest on a monthly basis.

Prepayments	12 Months Ended
Jun. 30, 2012
Prepayments Disclosure [Abstract]
Prepayments

Note 9 – Prepayments

Prepayments consisted of the following:

	June 30, 2012	June 30, 2011
Land use rights	$11,110,556	$8,980,335
Mine acquisitions	-	25,546,922
Construction	24,961,297	8,134,736
Total	$36,071,853	$42,661,993

Prepayments for land use rights

Prepayments for land use rights are monies advanced in connection with acquiring land use rights to expand the site of the Company’s new coking plant still under construction. Such prepayments were paid to the former occupants of the land underlying the land use rights, and are not refundable. As of June 30, 2012 and 2011, prepayments for land use rights amounted to $11,110,556 and $8,980,335, respectively. The Company is in the process of registering the land use right certificates with Pingdingshan Bureau of Land and Resources and expects to obtain such registrations by December 31, 2012, at an estimated total cost of $11,571,120 (RMB 73,050,000).

Prepayments for acquisitions

The Company has been pursuing acquisitions of coal mine companies with annual production capacity of 150,000 to 300,000 metric tons, pursuant to a government-directed coal mine consolidation program. As of June 30, 2011, the Company prepaid $20,905,922 (RMB 135,138,476) in the aggregate in connection with four potential targets which the Company later decided not to acquire. Pursuant to the Company’s agreements with the owners of these four targets entered into in August 2011, the Company’s prepayments would be refunded to the Company by December 31, 2011. In August 2011, $7.86 million (RMB 50,210,000) was refunded to the Company and approximately $1.1 million (RMB 7,062,727) was reclassified as coal product purchase deposit and subsequently offset against inventory purchases. The balance of $12,323,520 (RMB 77.8 million) was accounted for as a receivable of mine acquisition prepayments. Such amount was settled in the form of notes receivable and cash, including notes receivable amounting to $9,155,520 during the year ended June 30, 2012 (see Note 2).

In December 2010, the Company advanced $4,752,000 (RMB 30 million) to Henan Province Coal Seam Gas Development and Utilization Co., Ltd. (“Henan Coal Seam Gas”), a state-owned enterprise and qualified provincial-level mine consolidator as security deposit, to form a joint-venture with Zhonghong for the purpose of acquiring coal mines within Henan Province and future operations. The joint-venture, Henan Hongyuan Coal Seam Gas Engineering Technology Co., Ltd. (“Hongyuan CSG”), was established on April 28, 2011. Henan Coal Seam Gas will return such advance to the Company as soon as the Company commences to consolidate all of its existing mines under Hongyuan CSG. Such advance was reclassified as refundable deposit as of June 30, 2012.

As of June 30, 2012 and June 30, 2011, prepayments for mine acquisitions amounted to $0 and $25,546,922, respectively.

Prepayments for construction

Prepayments for construction are mainly cash advanced to contractors and equipment suppliers in connection with the Company’s new coking plant under construction, as well as for tunnel improvement at the Company’s Hongchang coal mine.

As of June 30, 2012, the Company made prepayments of approximately $28.2 million (RMB 177.8 million) toward construction of its new coking plant.

In addition, the Company made prepayments of approximately $1.27 million (RMB 8 million) during the year ended June 30, 2010 for constructing new mining tunnels. As of June 30, 2012, this project had not commenced. The Company expects to start this project in late 2012.

The Company also made prepayments of approximately $3.17 million (RMB 20 million) during May 2012 for upgrading the safety instruments at the Hongchang coal mine. This project has not commenced. The Company expects to complete this project in the middle of 2013.

The total contract price of construction amounted to approximately $64.9 million. Prepayments for construction, as of June 30, 2012 and 2011, amounted to $24,961,297 and $8,134,736, respectively.

Plant and equipment, net	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 10 –Plant and equipment, net

Plant and equipment consisted of the following:

	June 30, 2012	June 30, 2011
Buildings and improvements	$10,833,976	$10,580,909
Mine development cost	11,446,035	11,178,672
Machinery and equipment	7,320,964	7,149,957
Other equipment	436,810	421,189
Total	30,037,785	29,330,727
Less accumulated depreciation	(13,825,801)	(12,173,185)
Total plant and equipment, net	$16,211,984	$17,157,542

Depreciation expense amounted to $1,352,871, and $1,856,068 for the years ended June 30, 2012, and 2011, respectively. No depreciation expense was incurred for mining-related assets due to the shutdown of all coal mine operations in September 2011.

Construction in progress	12 Months Ended
Jun. 30, 2012
Construction In Progress Disclosure [Abstract]
Construction in progress

Note 11 – Construction in progress

Construction in progress at June 30, 2012 and 2011 amounted to $39,379,553 and $23,204,544, respectively. Construction in progress was related to the new coking plant. No depreciation is provided for construction in progress until such time the assets are completed and placed into service.

Project	Total as of June 30, 2012	Estimate cost to complete	Estimated total cost	Estimated completion date
New coking plant	$39,379,553	$26,258,137	$65,637,690	June 2013

Intangible assets	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 12 – Intangible assets

Intangible assets consisted of land use rights and mining rights, which consisted of the following:

	June 30, 2012	June 30, 2011
Land use rights	$2,483,253	$2,425,247
Mining rights	42,994,875	41,990,576
Total intangible assets	45,478,128	44,415,823
Accumulated amortization – land use rights	(586,323)	(505,260)
Accumulated depletion – mining rights	(13,256,318)	(12,581,711)
Total land use rights, net	$31,635,487	$31,328,852

Amortization expense for the years ended June 30, 2012 and 2011 amounted to $68,544, and $65,713, respectively. Depletion expense for the years ended June 30, 2012 and 2011 amounted to $371,327, and $1,471,026, respectively. Depletion expenses were charged to cost of revenue in the period incurred using the unit-of-production method. No depletion was incurred due to the shutdown of all coal mine operations since September 2011.

Amortization expense of the land use rights for the next five years and thereafter is as follows:

Year ending June 30,	Amortization Expense
2013	$68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$1,896,930

Long-term investments	12 Months Ended
Jun. 30, 2012
Long Term Investments Disclosure [Abstract]
Long-term investments
Note 13 – Long-term investments

Long-term investments consisted of investments accounted for using the cost and equity methods.

In February 2011, the Company invested approximately $1.2 million (RMB 8 million) in Pingdingshan Xinhua District Rural Cooperative Bank (“Cooperative Bank”). This investment represents an approximately 2.86% interest in Cooperative Bank, and is accounted for under the cost method.

In April 2011, Hongyuan CSG was established by Zhonghong (49%) and Henan Coal Seam Gas (51%) as a joint venture. The total registered capital of Hongyuan CSG is approximately $15.47 million (RMB 100 million). As of June 30, 2012, approximately $3.09 million (RMB 20 million) of the registered capital was funded, of which $1.5 million (RMB 9.8 million) was paid by Zhonghong. The remaining registered capital is due on April 20, 2013, of which approximately $6.0 million (RMB 39.2 million) will be paid by Zhonghong. Zhonghong’s investment in Hongyuan CSG is accounted for under the equity method. For the years ended June 30, 2012 and 2011, Hongyuan CSG was inactive.

For the years ended June 30, 2012 and 2011, equity investment income was $6,171 and $0, respectively.

Loans	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Loans

Note 14 – Loans

Short-term loans

On June 16, 2011, Hongyuan entered a one-year loan agreement with Shanghai Pudong Development bank (“SPDB”) to borrow $4,950,400 (RMB 32 million) with a per annum interest rate of 6.435%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6 million with an annual interest rate of 1.3%, which is classified as restricted cash; the loan was guaranteed by the Company’s CEO. The loan was paid off on September 14, 2011, and Hongyuan renewed the loan for another year with SPDB to borrow $5,033,600 (RMB 32 million) with per annum interest rate of 6.71%. On March 15, 2012, the loan was paid off and Hongyuan entered into a new loan agreement and borrowed $5,702,400 (RMB 36,000,000) for one year with a per annum interest rate of 7.22%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6.5 million with an annual interest rate of 1.3%. The new loan is guaranteed by the Company’s CEO.

On November 30, 2011, the Company entered into a supplemental agreement with Bairui Trust Co., Ltd., an unrelated party (“Bairui”), and $20,592,000 (RMB 130 million) of the long term loan from Bairui was reclassified as a short term loan as of June 30, 2012 (see “Long-term loans” below).

As of June 30, 2012 and 2011, the balance of short-term loans amounted to $26,294,400 and $4,950,400, respectively.

Long-term loans

Long-term loans represent amounts due to unrelated lenders and mature over one year.

On April 2, 2011, Hongli entered into a loan agreement with Bairui pursuant to which Bairui agreed to loan Hongli the sum of approximately $57.0 million (RMB 360 million) with annual interest of 6.3%, of which approximately $28.5 million (RMB 180 million) is due on April 2, 2013, and approximately $28.5 million (RMB 180 million) on April 2, 2014. The loan was issued on April 3, 2011 and guaranteed by Hongyuan and the Company’s CEO.

On November 30, 2011, the Company entered into a supplemental agreement with Bairui to revise the terms of the prior agreement. As supplemented, approximately $4.8 million (RMB 30 million) with annual interest of 6.3% is now due on October 2, 2012, approximately $15.8 million (RMB 100 million) with annual interest of 6.3%, is now due on April 2, 2013, approximately $7.9 million (RMB 50 million) with annual interest of 6.3% is now due on October 2, 2013, and approximately $28.5 million (RMB 180 million) with annual interest of 6.3% is now due on April 2, 2014.

As of June 30, 2012 and 2011, the balance of long-term loans amounted to $36,432,000 and $55,692,000, respectively.

Weighted average interest rate of the short-term and long-term loans was 5.30%, and 7.99% for the years ended June 30, 2012 and 2011, respectively. Total interest expense on short term and long-term loans for the years ended June 30, 2012 and 2011 amounted to $3,271,021, and $2,246,876, respectively, of which $914,688, and $794,011 was capitalized into CIP, respectively.

Notes payable	12 Months Ended
Jun. 30, 2012
Notes Payable [Abstract]
Notes payable
Note 15 – Notes payable

Notes payable represents lines of credit extended by banks. When purchasing raw materials, the Company often issues a short term note payable to the vendor funded with draws on such lines of credit. The short term note payable is guaranteed by the banks for its complete face value through a letter of credit and matures within three to six months of issuance.

On December 22, 2011, the Company entered into a note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $3,166,000 (RMB 20 million) maturing on June 21, 2012, to the Company to purchase raw coal. SPDB required the Company to deposit 50% of the notes payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable was guaranteed by the Company’s CEO and Hongli. SPDB charged processing fees based on 0.05% of the face value of the notes. The note payable was paid off on June 21, 2012.

On March 19, 2012, the Company entered into another note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $1,584,000 (RMB 10 million) maturing on September 21, 2012, to the Company to purchase raw coal. SPDB requires the Company to deposit 100% of the note payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable is guaranteed by the Company’s CEO and Hongli. SPDB charges processing fees based on 0.05% of the face value of the notes.

On April 25, 2012, the Company entered into another note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $3,168,000 (RMB 20 million) maturing on October 25, 2012, to the Company to purchase raw coal. SPDB requires the Company to deposit 50% of the notes payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable is guaranteed by the Company’s CEO and Hongli. SPDB charges processing fees based on 0.05% of the face value of the notes.

Other payables and accrued liabilities	12 Months Ended
Jun. 30, 2012
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 16 – Other payables and accrued liabilities

Other payables mainly consisted of accrued salaries, utilities, professional services, and other general and administrative expenses.

Other payables and accrued liabilities consisted of the following:

	June 30, 2012	June 30, 2011

Other payables	$571,919	$-
Accrued liabilities	230,109	1,271,585
Total	$802,028	$1,271,585

Acquisition payable	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Acquisition payable

 Note 17 – Acquisition payable

On May 20, 2011, Hongli acquired 60% of the equity interest of Shuangrui Coal. During the year ended June 30, 2012, Hongli agreed to acquire the remaining 40% of Shuangrui Coal’s equity interest. The title of such 40% equity interest was transferred to Hongli, giving Hongli full control of Shuangrui Coal. The purchase price of such 40% equity interest was tentatively set at approximately $4,435,200 (RMB 28 million) subject to certain price adjustments to be finalized by the parties. For the years ended June 30, 2012 and 2011, acquisition payable was $4,593,600 and $154,700, respectively, which represented the accrual purchase price of Shuangrui Coal (see Note 21).

Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Taxes

Note 18 – Taxes

Income tax

SinoCoking is subject to the United States federal income tax provisions. Top Favour is a tax-exempt company incorporated in the British Virgin Islands. All of the Company’s businesses are conducted by its PRC subsidiary and VIEs, namely Hongyuan, Hongli, Baofeng Coking, Hongchang Coal, Shunli Coal, Xingsheng Coal, Shuangrui Coal, Hongguang Power and Zhonghong.

Hongyuan, Hongli, Baofeng Coking, Hongguang Power, Shunli Coal, Xingsheng Coal, Shuangrui Coal and Zhonghong are subject to 25% enterprise income tax rate in China.

As approved by the local tax bureau, Hongchang Coal’s total income tax obligation for each of the calendar years 2011 and 2010 and is approximately $380,000 (RMB 2,520,000), regardless of its actual taxable income during such period. However, Hongchang Coal has not been required to pay income tax since its operations were halted in September 2011.

The estimated tax savings from the foregoing reduced tax rate amounted to $322,449, and $1,471,736 for the years ended June 30, 2012 and 2011, respectively. If the statutory income tax had been applied, the Company would have had decreased basic and diluted earnings per share from $0.59 to $0.58 for the year ended June 30, 2012, respectively, and decreased basic and diluted earnings per share from $1.90 to $1.83 for the year ended June 30, 2011, respectively.

The provision for income taxes consisted of the following:

	For the years ended June 30,
	2012	2011
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	3,395,237	$5,065,380

The following table reconciles the statutory rates to the Company’s effective tax rate for the years ended June 30, 2012 and 2011:

	For the years ended June 30,
	2012	2011
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	(2.8)%	(6.2)%
Other item (1)	(0.8)%	(7.5)%
Effective rate	21.4%	11.3%

(1)	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

SinoCoking is incorporated in the U.S. and has incurred a net operating loss for income tax purposes for 2012. As of June 30, 2012, the estimated net operating loss carry forward for U.S. income tax purposes was approximately $1,827,000, which may be available to reduce future years’ taxable income. The net operating loss carry forward will expire through 2032 if not utilized. Management believes that the realization of the benefits arising from this loss appears to be uncertain due to the Company’s limited operating history and continuing losses for U.S. income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at June 30, 2012 and June 30, 2011, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

Reconciliation of the valuation allowance is as follows:

	For years ended June 30,
	2012	2011
Beginning balance	$460,000	$276,000
Additions	160,000	269,000
Deductions	-	(85,000)
Ending balance	$620,000	$460,000

The Company has cumulative undistributed earnings of foreign subsidiaries of approximately $44.2 million as of June 30, 2012, which was included in consolidated retained earnings and will continue to be reinvested in its operations in China. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted in the future.

Value added tax

The Company incurred VAT on sales and VAT on purchases in the PRC amounting to $13,954,823 and $10,633,858 for the year ended June 30, 2012, respectively, and $15,024,674 and $9,155,023 for the year ended June 30, 2011, respectively.

Sales and purchases are recorded net of VAT collected and paid, as the Company acts as an agent for the government.

Taxes payable

Taxes payable consisted of the following:

	June 30, 2012	June 30, 2011
VAT	$499,658	$888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$1,522,062	$2,856,671

Capital transactions	12 Months Ended
Jun. 30, 2012
Capital Transactions Disclosure [Abstract]
Capital transactions

Note 19 – Capital transactions

Increase of registered capital in Hongli

As required by the local government and in order for Hongli to retain its coal trading license, Hongli increased its registered capital by $3,050,000 (RMB 20 million). The increased amount was paid by Hongli’s equity owners on August 26, 2010. The registration for the registered capital increase was completed as of September 30, 2011.

Options

2002 Stock Option Plan for Directors

In 2002, the Board of Directors adopted the 2002 Stock Option Plan for Directors (the “Directors Plan”). The purpose of the Directors Plan is to attract and retain the services of experienced and knowledgeable individuals to serve as its directors. On the date the Directors Plan was adopted, the total number of shares of common stock subject to it was 11,057. This number of shares may be increased on the first day of January of each year so that the common stock available for awards will equal 5% of the common stock outstanding on that date, provided, however, that the number of shares included in the Directors Plan may not exceed more than 10% of all shares of common stock outstanding. The Directors Plan is administered by the Board of Directors, or any Committee that may be authorized by the Board of Directors. The grant of an option under the Directors Plan is discretionary. The exercise price of an option must be the fair market value of the common stock on the date of grant. An option grant may be subject to vesting conditions. Options may be exercised in cash, or with shares of the common stock of the registrant already owned by the person. The term of an option granted pursuant to the Directors Plan may not be more than 10 years.

2002 Consultant Stock Plan

In 2002 the Board of Directors adopted the 2002 Consultant Stock Plan (the “Consultants Plan”). The purpose of the Consultants Plan is to be able to offer consultants and others who provide services to the registrant the opportunity to participate in the registrant’s growth by paying for such services with equity awards. The Consultants Plan is administered by the Board of Directors, or any Committee that may be authorized by the Board of Directors. Persons eligible for awards under the Consultants Plan may receive options to purchase common stock, stock awards or stock restricted by vesting conditions. The exercise price of an option must be no less than 85% of the fair market value of the common stock on the date of grant. An option grant may be subject to vesting conditions. Options may be exercised in cash, or with shares of the common stock of the registrant already owned by the person or with a fully recourse promissory note, subject to applicable law. The term of an option granted pursuant to the Consultants Plan may not be more than 10 years.

1999 Stock Option Plan

In 1999 the Board of Directors adopted the 1999 Stock Option Plan (the “Option Plan”). The purpose of the Option Plan is to enable the Company retain the services of employees and consultants and others who are valuable to the registrant and to offer incentives to such persons to achieve the objectives of the registrant’s shareholders. The total number of shares of common stock subject to the Option Plan is 45,417. The Option Plan is administered by the Board of Directors, or any Committee that may be authorized by the Board of Directors. Employees eligible for awards under the Option Plan may receive incentive options to purchase common stock. If a recipient does not receive an incentive option, he or she will receive a non-qualified stock option. The exercise price of an option must be no less than the fair market value of the common stock on the date of grant, unless the recipient of an award owns 10% or more of the registrant’s common stock, in which case the exercise price of an incentive stock option must not be less than 110% of the fair market value. An option grant may be subject to vesting conditions. Options may be exercised in cash, or with shares of the common stock of the registrant already owned by the recipient of the award. The term of an option granted pursuant to the Option Plan may not be more than five years if the option is an incentive option granted to a recipient who owns 10% or more of the registrant’s common stock, or 10 years for all other recipients and for recipients of non-qualified stock options.

Under the Directors Plan, there were outstanding options exercisable to 4,792 shares of the Company’s common stock. Options exercisable for 1,666 shares of the Company’s common stock were granted on October 11, 2002, with an exercise price of $36.00 per share and an expiration date of October 15, 2012. Options exercisable for 3,126 shares of the Company’s common stock were granted on November 16, 2004, with an exercise price of $96.00 per share and an expiration date of November 16, 2014.

Under the Option Plan, there were outstanding options exercisable to 6,332 shares of the Company’s common stock. Options exercisable for 6,059 shares of the Company’s common stock were granted on November 14, 2004, with an exercise price of $96.00 per share and an expiration date of November 14, 2014. These outstanding options were fully vested before the completion of the Share Exchange on February 5, 2010, and no additional options had been granted.

In May 2012, the Company issued 30,424 shares of restricted common stock for consulting services, for total expense of $150,000.

The following consisted of the outstanding and exercisable options at June 30, 2012

Outstanding Options			Exercisable Options
Number	Average Remaining	Average	Number	Average Remaining	Average
Of Options	Contract Life	Exercise Price	of Options	Contractual Life	Exercise Price
10,851	2.06 years	$86.79	10,851	2.06 years	$86.79

A summary of changes in options activity is presented as follows:

Options
Outstanding, June 30, 2010	10,851
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2011	10,851
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2012	10,851

Warrants

In connection with its equity financing, the Company issued warrants exercisable into 4,039,636 shares of the Company’s common stock. In addition, the Company had existing warrants exercisable into 36,973 shares of the Company’s common stock (“Existing warrants”) outstanding on February 5, 2010.

On July 1, 2010, the Company granted callable warrants exercisable for 50,000 shares of the Company’s common stock in exchange for consulting service. These warrants expire on July 1, 2015 with an exercise price of $20.00, and such exercise price was modified to $15.00 in March 2011. The fair value of these warrants was $325,285, and was charged to general and administrative expense for the year ended June 30, 2011.

On November 12, 2010, warrants underlying 1,000 shares of the Company’s common stock were exercised at $6.00 per share. The fair value of these warrants on the exercise date was $6,438. In addition, warrants underlying 218,756 shares of the Company’s common stock were exercised at $6.00 per share during the third quarter ended March 31, 2011. The fair value of these warrants on the exercise date was $2,050,060.

The Company follows the provisions of U.S. GAAP regarding instruments that are indexed to an entity’s own stock. This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument. It provides a two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards.

As a result, the Company’s warrants are not afforded equity treatment because their strike price is denominated in U.S. dollar, a currency other than the Company’s functional currency RMB, and are therefore not considered indexed to the Company’s own stock, and as such, all changes in the fair value of such warrants are recognized currently in earnings until such time as such warrants are exercised or expire.

As of June 30, 2012 and June 30, 2011, warrants that were exercisable into 3,906,853 shares of the Company’s common stock were recorded as derivative instruments. The value of warrant liabilities was $716,648 and $5,569,047 at June 30, 2012 and June 30, 2011, respectively. The decrease in fair value of warrants was $4,852,399 for the year ended June 30, 2012, and was recorded as gain on change in fair value of warrants.

A summary of changes in warrant activity is presented as follows:

	Existing warrants at $48.00 (1)	Investor warrants at $12.00 (2)	Callable warrants at $12.00 (3)(6)	Callable warrants at $6.00 (4)(6)	Callable warrants at $15.00 (5)(6)	Total

Outstanding, June 30, 2010	36,973	590,446	3,199,190	250,000		4,076,609
Granted					50,000	50,000
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	(219,756)	-	(219,756)
Outstanding, June 30, 2011	36,973	590,446	3,199,190	30,244	50,000	3,906,853
Granted	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	-	-	-
Outstanding June 30, 2012	36,973	590,446	3,199,190	30,244	50,000	3,906,853

(1)	The warrants underlying 36,973 shares of the Company’s common stock are exercisable at any time until April 9, 2017, with remaining contractual term of 4.78 years as of June 30, 2012.

(2)	The warrants underlying 590,446 shares of the Company’s common stock are exercisable at any time until February 5, 2015, with remaining contractual term of 2.60 years as of June 30, 2012.

(3)	The warrants underlying 3,082,027 and 117,163 shares of the Company’s common stock are exercisable at any time until March 11, 2015 and March 18, 2015, respectively, with remaining contractual term of 2.70 and 2.72 years as of June 30, 2012, respectively.

(4)	The warrants underlying 30,244 shares of the Company’s common stock are exercisable until March 11, 2015, with remaining contractual term of 2.70 years as of June 30, 2012.

(5)	The warrants underlying 50,000 shares of the Company’s common stock are exercisable until July 1, 2015, with remaining contractual terms of 3.00 years as of June 30, 2012.

(6)	The callable warrants are exercisable for a period of five years from the date of issuance, and are callable at the Company’s election six months after the date of issuance if the Company’s common stock trades at a price equal to at least 150% of the exercise price with an average trading volume of at least 150,000 shares of common stock (as adjusted for any stock splits, stock dividends, combination and the like) per trading date for at least 10 consecutive trading days, and the underlying shares of common stock are registered.

Earnings per share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings per share

Note 20 – Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the years ended June 30,
	2012	2011
Net income for earnings per share	$12,494,557	$39,907,860

Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants	-	59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share – Basic	$0.59	$1.90
Earnings per share – Diluted	$0.59	$1.90

The Company had warrants and options exercisable for 3,917,704 shares of the Company’s common stock in the aggregate at June 30, 2012. For the year ended June 30, 2012, all outstanding options were excluded from the diluted earnings per share calculation since they are anti-dilutive.

The Company had warrants and option exercisable for 3,917,704 shares of the Company’s common stock in aggregate at June 30, 2011. For the year ended June 30, 2011, 3,876,609 of outstanding warrants and 10,851 of outstanding options were excluded from the diluted earnings per share calculation due to the anti-dilution feature while warrants underlying 30,244 shares of the Company’s common stock were included in the diluted earnings per share calculation using treasury method.

Coal mine acquisitions	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Coal mine acquisitions

Note 21- Coal mine acquisitions

On May 20, 2011, the Company acquired 60% of the equity interests of Shuangrui Coal and Xingsheng Coal, and 100% of the equity interests of Shunli Coal.

In August and September 2011, the Company entered into supplemental agreements with the sellers of these three companies (collectively the “Supplement Agreements”) to memorialize certain agreed terms that were not reflected in the original purchase agreements. Specifically, all assets and liabilities of each company on or before the closing of the Company’s acquisition, other than such company’s mining rights, would be disposed of and assumed by the sellers as soon as practicable. At June 30, 2011, the Company’s acquisition of these three companies included only their mining rights, as all other assets and liabilities were being disposed of by the sellers, and none of the three companies was operational. Therefore, the operating results of these three companies (other than with respect to their mining rights) from May 20, 2011 through June 30, 2012, which were mainly from disposing assets and liabilities (other than their mining rights), are not included in the accompanying consolidated financial statements.

Although the Company has acquired the equity interests of these three entities, the parties’ intention, as memorialized in the Supplemental Agreements, is for the Company to acquire only their mining rights while all other assets and liabilities remain with the sellers. Thus, the respective purchase prices have been allocated solely to the mining rights.

On August 10, 2010, Hongli entered into an equity purchase agreement to acquire 60% of equity interests of Shuangrui Coal, which operates Shuangrui coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongli, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Shuangrui Coal at the time of Hongli’s acquisition, other than its mining rights, are to be disposed of and/or assumed by the sellers. As such, Hongli’s acquisition consideration is equivalent to the purchase price for 60% ownership of Shuangrui’s mining rights. As of June 30, 2012, $6.3 million (RMB 41 million) of the purchase price was paid, with the balance of approximately $158,000 (RMB 1 million) to be paid by the company for 60% equity interests. During the year ended June 30, 2012, Hongli and Shuangrui Coal’s sellers entered into an agreement to transfer the remaining 40% of Shuangrui Coal to Hongli, and Hongli concurrently transferred 100% of Shuangrui Coal to Hongchang Coal. The ownership transfer to Hongchang Coal was completed on June 20, 2012. As a result, the Company accrued $4,435,200 (RMB 28 million) payable to Shuangrui Coal’s sellers (see Note 17).

Acquisition of Xingsheng Coal

On August 10, 2010, Hongli entered into an equity purchase agreement to acquire 60% of equity interests of Xingsheng Coal, which operates the Xingsheng coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongli, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As a result, Hongli owns 60% of the equity interests of Xingsheng Coal, with the remaining 40% owned by the sellers. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Xingsheng Coal at the time of Hongli’s acquisition, other than its mining rights, are to be disposed of and/or assumed by the sellers. As such, Hongli’s acquisition consideration is equivalent to the purchase price for 60% ownership of Xingsheng Coal’s mining rights. The purchase price was paid in full in June 2011.

Acquisition of Shunli Coal

On May 19, 2011, Hongchang Coal entered into an equity purchase agreement to acquire 100% of equity interests of Shunli Coal, which operates the Shunli coal mine, for a consideration of approximately $6.4 million (RMB 42 million), payable in cash. Transfer of such equity interests to Hongchang Coal, and registration of such transfer with the appropriate PRC authorities, were completed on May 20, 2011. As a result, Hongchang Coal owns 100% of the equity interests of Shunli Coal. As memorialized in the Supplement Agreement with the sellers, all assets and liabilities of Shunli Coal at the time of acquisition, other than its mining rights, were to be disposed of and/or are assumed by the sellers. As such, Hongchang Coal’s acquisition consideration is equivalent to the purchase price for 100% ownership of Shunli Coal’s mining rights. The purchase price was paid in full in June 2011.

Since the initial accounting for these acquisitions were for the mining rights only, the entire purchase price was allocated to the mining rights. The mining rights acquired are not being amortized because the businesses have not commenced any operations since their acquisitions.

Commitments and contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 22 – Commitments and contingencies

Lease agreement

In April 2010, the Company entered into a lease agreement to lease three office units in Beijing from June 15, 2010 to June 14, 2013, with monthly lease payments of $22,688 (RMB 145,529) and monthly management fees of $4,003 (RMB 25,681). On August 12, 2010, the Company renewed the lease agreement to relocate the office units and lease the new units from August 15, 2010 to June 14, 2013, with monthly lease payments of $10,845 (RMB 69,565) and monthly management fee of $1,914 (RMB 12,276). The prior lease was terminated on August 14, 2010.

In August 2011, the Company entered into another lease agreement for three different office units within the same building to replace the above lease. The new lease is from September 15, 2011 to June 14, 2013, with monthly lease payments of $7,258 (RMB 46,565) and monthly management fees of $1,281 (RMB 8,184). The prior lease agreement was terminated on September 14, 2011.

Zhonghong is leasing an office place in Zhengzhou from February 25, 2011 to August 24, 2013, with monthly lease payments of $5,780 (RMB 37,075).

Hongli leased an office in Pingdingshan from October 1, 2010 to September 30, 2011, with monthly lease payments of $2,108 (RMB 13,520). The lease was renewed from October 2011 to September 30 2012, with monthly lease payment of $2,550 (RMB 16,220). As of the date of this prospectus, the Company has not renewed the lease.

For the years ended June 31, 2012, and 2011, lease expense were $154,221, and $363,130, respectively.

As of June 30, 2012, total future minimum lease payments for the unpaid portion under an operating lease were as follows:

Year ending June 30,	Amount
2013	$179,317
2014	10,571
2015	-
Total	$189,888

Purchase commitment

The Company entered into several contracts with contractors and suppliers for the construction of its new coking facility and for equipment purchases. As of June 30, 2012, the aggregate contract amount was approximately $64,923,852. The Company has made payments of approximately $58,172,148, with the remaining $6,751,704 to be paid based on construction progress.

The Company signs annual framework purchase agreements with its vendors covering calendar year period and estimating quarterly purchase quantity and amount. For calendar year ended December 31, 2012, the aggregate purchase contract amount was approximately $97.9 million (RMB 621.8 million). The Company has purchased approximately $31.2 million (RMB 198.4 million) during the six months ended June 30, 2012, with the remaining approximately $66.6 million (RMB 423.4 million) to be paid based on purchase contracts.

Statutory reserves	12 Months Ended
Jun. 30, 2012
Statutory Reserves Disclosure [Abstract]
Statutory reserves

Note 23 – Statutory reserves

The laws and regulations of the PRC require that before foreign invested enterprise can legally distribute profits, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations, in proportions determined at the discretion of the board of directors, after the statutory reserves. The statutory reserves include the statutory surplus reserve fund and the enterprise expansion fund.

Each of the Company’s subsidiary and VIEs in the PRC is required to transfer 10% of its net income, as determined in accordance with the PRC Company Law, to a statutory surplus reserve fund until such reserve balance reaches 50% of each such entity’s registered capital. The transfer must be made before distribution of any dividends to shareholders. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

The enterprise fund may be used to acquire plant and equipment or to increase the working capital to expend on production and operation of the business. No minimum contribution is required

As of June 30, 2012, the statutory surplus reserves of Hongchang Coal and Hongli had reached 50% of each entity’s registered capital. Hongguang Power did not make any contribution to the statutory reserve due to its net operating loss. Zhonghong and Hongrun did not make any contribution to the statutory reserves as neither entity had operations as of June 30, 2012. Shuangrui Coal, Xingsheng Coal and Shunli Coal did not make any contribution to the statutory reserve due to their respective operating losses. During the year ended June 30, 2012, Hongli made additional contributions of $242,418 to its statutory reserve in connection with increasing its registered capital by $2,946,000 (RMB 20 million).

Hongchang Coal is required by the PRC government to reserve safety and maintenance expense to the cost of production based on the actual quantity of coal exploited. The amount of reserves is determined within the unit price range provided by Ministry of Finance of PRC. Currently, Hongchang Coal reserves at RMB 6 per metric ton for safety expense and RMB 8.5 per metric ton for maintenance expense. Shuangrui Coal, Xingsheng Coal and Shunli Coal had no special reserve as of June 30, 2012.

The component of statutory reserves and the future contributions required pursuant to PRC Company Law are as follows:

	June 30, 2012	June 30, 2011	50% of registered capital	Future contributions required as of June 30, 2012

Hongli	$2,067,215	$1,824,797	$2,064,905	$-
Hongguang Power	-	-	1,514,590	1,514,590
Hongchang Coal	218,361	218,361	218,361	-
Shuangrui Coal	-	-	310,105	310,105
Xingsheng Coal	-	-	279,682	279,682
Shunli Coal	-	-	230,850	230,850
Hongrun	-	-	2,310,000	2,310,000
Hongyuan	-	-	1,500,000	1,500,000
Zhonghong	-	-	1,521,990	1,521,990
Statutory surplus reserve	2,285,576	2,043,158	9,950,483	7,667,217
Mine reproduction reserve	1,404,365	1,360,635	-	-
Total statutory reserve	$3,689,941	$3,403,793	$9,950,483	$7,667,217

Related party transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions

Note 24 – Related party transactions

Advances to suppliers – related party at June 30, 2011 amounted to $575,700. The balance represented prepayments to the 40% owner of Xingsheng Coal for coal purchases. The Company acquired 60% of Xingsheng Coal’s equity interests on May 20, 2011(see Note 21).

Other payables-related parties represented advances from its CEO. Advances from the CEO amounted to $156,227 and $455,768 at June 30, 2012 and 2011, respectively. Such advances are interest free, due on demand and will be settled in cash payments.

Revenues by products	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Revenues by products

Note 25 – Revenues by products

The Company considers itself, including its coal mining and coking operations and the sales of its coal and coke products, to be operating within one reportable segment. All of the Company’s products are sold within the PRC. Major products and the respective revenue are summarized as follows:

	For the years ended June 30,
	2012	2011
Coke	$38,656,636	$35,970,933
Coal tar	1,946,314	3,358,513
Raw coal	5,441,981	15,073,052
Washed coal	32,867,839	19,885,495
Total	$78,912,770	$74,287,993

Subsequent events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events

Note 26 – Subsequent events

On July 2, 2012, Shunli Coal and Hongchang Coal entered into an agreement to transfer all of Shunli Coal’s mining rights to Hongchang Coal, in connection with the Company’s plans to consolidate mining areas under Hongchang Coal for future production. On July 4, 2012, Shunli Coal was dissolved. The Company is planning to combine all the mining rights for future production.

On September 6, 2012, the Company signed an inventory purchase agreement with Datong Coal Mine Group, Ltd. (“Datong Group”), a state-owned coal producer based in Shanxi Province. Pursuant the terms of the agreement, Datong Group will supply Hongli with up to 120,000 metric tons of thermal coal through the end of September 2012.

Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries – Top Favour and Hongyuan, and its VIEs – Hongli and its subsidiaries. All significant inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation.

In accordance with the Financial Accounting Standards Board’s (“FASB”) accounting standard for consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. As a result of the contractual arrangements described below, the Company, through Hongyuan, is obligated to absorb a majority of the risk of loss from Hongli’s activities and the Company is enabled to receive a majority of Hongli’s expected residual returns. The Company accounts for Hongli as a VIE and is the primary beneficiary. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. Management makes ongoing assessments of whether Hongyuan is the primary beneficiary of Hongli and its subsidiaries.

Accounting Standards Codification (“ASC”) 810 – “Consolidation” addresses whether certain types of entities referred to as VIEs, should be consolidated in a company’s consolidated financial statements. The contractual arrangements entered into between Hongyuan and Hongli are comprised of the following series of agreements:

(1)	a Consulting Services Agreement, through which Hongyuan has the right to advise, consult, manage and operate Hongli and its subsidiaries (“the Operating Companies”), collect, and own all of the respective net profits of the Operating Companies;

(2)	an Operating Agreement, through which Hongyuan has the right to recommend director candidates and appoint the senior executives of the Operating Companies, approve any transactions that may materially affect the assets, liabilities, rights or operations of the Operating Companies, and guarantee the contractual performance by the Operating Companies of any agreements with third parties, in exchange for a pledge by the Operating Companies of their respective accounts receivable and assets;

(3)	a Proxy Agreement, under which the equity holders of the Operating Companies have vested their voting control over the Operating Companies to Hongyuan and will only transfer their equity interests in the Operating Companies to Hongyuan or its designee(s);

(4)	an Option Agreement, under which the equity holders of the Operating Companies have granted Hongyuan the irrevocable right and option to acquire all of its equity interests in the Operating Companies, or, alternatively, all of the assets of the Operating Companies; and

(5)	an Equity Pledge Agreement, under which the equity holders of the Operating Companies have pledged all of their rights, title and interest in the Operating Companies to Hongyuan to guarantee the Operating Companies’ performance of their respective obligations under the Consulting Services Agreement.

Since Top Favour, Hongyuan and Hongli are under common control, the above corporate structure including the above contractual arrangements have been accounted for as a reorganization of entities and the consolidation of Top Favour, Hongyuan and Hongli has been accounted for at historical cost and prepared on the basis as if the contractual arrangements had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relate to coal reserves that are the basis for future cash flow estimates and units-of-production depletion calculations; asset impairments; allowance for doubtful accounts and loans receivable; valuation allowances for deferred income taxes; reserves for contingencies; stock-based compensation and the fair value and accounting treatment for warrants. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates.

Stock-based compensation

Stock-based compensation

The Company records share-based compensation expense based upon the grant date fair value of share-based awards. The value of the award is principally recognized as expense ratably over the requisite service periods. The Company uses the Black-Scholes Merton (“BSM”) option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock. The expected life assumption is primarily based on the simplified method of the terms of the options. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Stock-based compensation expense is recognized based on awards expected to vest.  U.S. GAAP require forfeitures to be estimated at the time of grant and revised in subsequent periods, if necessary, when actual forfeitures differ from those estimates.  There were no estimated forfeitures as the Company has a short history of issuing options.

Revenue recognition

Revenue recognition

Coal and coke sales are recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured.  This generally occurs when coal and coke is loaded onto trains or trucks at one of the Company’s loading facilities or at third party facilities.

Substantially, if not all, of the electricity generated by Hongguang Power is typically used internally by Baofeng Coking.  Supply of surplus electricity generated by Hongguang Power to the national power grid is mandated by the local utilities board.  The value of the surplus electricity supplied, if it exists, is calculated based on actual kilowatt-hours produced and transmitted and at a fixed rate determined under contract.

Coal and coke sales represent the invoiced value of goods, net of a value-added tax (“VAT”), sales discounts and actual returns at the time when product is sold to the customer.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs related to goods sold are included in selling expense. There were no shipping and handling costs for the years ended June 30, 2012, and 2011, because the customers paid for such expenses.

Foreign currency translation and other comprehensive income

Foreign currency translation and other comprehensive income

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company, its subsidiaries and VIEs in the PRC is denominated in RMB.

For the subsidiaries and VIEs whose functional currencies are other than the U.S. dollar, all assets and liabilities accounts were translated at the exchange rate on the balance sheet date; shareholders’ equity is translated at the historical rates and items in the statement of operations are translated at the average rate for the period. Items in the cash flow statement are also translated at average translation rates for the period, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity.  The resulting transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations.

The balance sheet amounts, with the exception of equity, at June 30, 2012 and 2011 were translated at RMB 6.31 to $1 and RMB 6.46 to $1, respectively.  The average translation rates applied to income and cash flow statement amounts for the years ended June 30, 2012 and 2011 were at RMB 6.35 to $1 and RMB 6.63 to $1, respectively.

Fair value of financial instruments

Fair value of financial instruments

The Company uses the FASB’s accounting standards regarding fair value of financial instruments and related fair value measurements. Those accounting standards established a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosures requirements for fair value measures.  The carrying amounts reported in the accompanying consolidated balance sheets for receivables, payables and short term loans qualify as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments, their expected realization and, if applicable, the stated rate of interest is equivalent to rates currently available. The three levels of valuation hierarchy are defined as follows:

Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2

Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	Inputs to the valuation methodology are unobservable.

The Company determined that the carrying value of the long-term loans approximated their fair value using level 2 inputs by comparing the stated loan interest rate to the rate charged by the Bank of China on similar loans (See Note 14). For long-term investments (which consist of a 2.86% equity interest in a credit union in China and a 49% equity interest in a joint venture between Zhonghong and Henan Coal Seam Gas), it was impracticable for the Company to obtain their fair values at June 30, 2012.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Carrying Value at June 30, 2012	Fair Value Measurement at June 30, 2012
		Level 1	Level 2	Level 3
Warrants liability	$716,648	$—	$716,648	$—

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using observable inputs as of June 30, 2012 and 2011:

	June 30,	June 30,
	2012	2011
Beginning fair value	$5,569,047	$30,436,087
Issuance of warrants	-	325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC	-	(2,056,498)
Ending fair value	$716,648	$5,569,047

The Company’s warrants are not traded on an active securities market; therefore, the Company estimates the fair value of its warrants using the Cox-Ross-Rubinstein binomial model on June 30, 2012 and 2011.

	June 30, 2012	June 30, 2011
Number of shares exercisable	3,906,853	3,906,853
Exercise price	$6.00-48.00	$6.00-48.00
Stock price	$2.05	$4.56
Expected term (year)	2.60-4.78	3.60-5.78
Risk-free interest rate	0.38-0.69%	1.10-2.05%
Expected volatility	75-85%	75%

In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company is required to record certain financial assets and liabilities at fair value on a non-recurring basis.  Generally, assets are recorded at fair value on a non-recurring basis as a result of impairment charges.  For the years ended June 30, 2012 and 2011, the two long term investments are not considered impaired.

The Company did not identify any other assets and liabilities that are required to be presented on the consolidated balance sheets at fair value.

Cash

Cash

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents for cash flow statement purposes. Cash includes cash on hand and demand deposits in accounts maintained with state owned banks within the PRC and with banks in Hong Kong and in the United States of America.

Balances at financial institutions or state owned banks within the PRC are not covered by insurance.  Balances at financial institutions in Hong Kong may, from time to time, exceed Hong Kong Deposit Protection Board’s insured limits.  As of June 30, 2012 and 2011, the Company had $11,880,025 and $34,425,040 of cash deposits, including restricted cash, which were not covered by insurance, respectively. The Company has not experienced any losses in such accounts.

Restricted cash

Restricted cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions in the PRC. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has the debt agreements. Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current in the consolidated balance sheets.

Accounts receivables, trade, net

Accounts receivables, trade, net

During the normal course of business, the Company extends unsecured credit not exceeding three months to its customers. Management regularly reviews aging of receivables and changes in payment trends by its customers, and records an allowance when management believes collection of amounts due are at risk. Accounts receivables are considered past due after three months from the date credit was granted. Accounts considered uncollectible after exhaustive efforts to collect are written off. The Company regularly reviews the credit worthiness of its customers and, based on the results of the credit review, determines whether extended payment terms can be granted to or, in some cases, partial prepayment is required from certain customers. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Notes receivable, trade

 Notes receivable, trade

These notes receivable represent trade accounts receivable due from customers where the customers’ banks have guaranteed payment of the receivable. This amount is non-interest bearing and is normally paid within three to nine months. The Company is allowed to submit its request for payment to the customers’ banks prior to the due dates. However, early request for payment will incur an interest charge and a processing fee.

Notes receivable, mine acquisition

Notes receivable, mine acquisition

These notes receivable represent settlement of the receivables from payments made for mine acquisition where the issuers’ banks have guaranteed payment of the receivable. This amount is non-interest bearing and is normally paid within three to nine months. The Company is allowed to submit its request for payment to the issuers’ banks earlier than the scheduled payment dates. However, early request for payment will incur an interest charge and a processing fee.

Other receivables

Other receivables

Other receivables include advances to employees for general business purposes and other short term non-traded receivables from unrelated parties, primarily as unsecured demand loans, with no stated interest rate or due date. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Loans receivable

Loans receivable

Loans receivable represents the amount the Company expects to collect from unrelated parties. The loans either are due on demand or mature within a year, and are either unsecured or secured by the properties of the borrowers or guaranteed by unrelated parties. All loans receivables are subject to interest charges. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Refundable deposit	Refundable deposit A deposit was made to Henan Coal Seam Gas and is refundable when the joint venture between it and Zhonghong (see Note 13) commences operations.
Inventories

 Inventories

Inventories are stated at the lower of cost or market, using the weighted average cost method. Inventories consist of raw materials, supplies, work in process, and finished goods.  Raw materials mainly consist of coal (mined and purchased), rail, steel, wood and additives used by the Company.  The cost of finished goods includes (1) direct costs of raw materials, (2) direct labor, (3) indirect production costs, such as allocable utilities cost, and (4) indirect labor related to the production activities, such as assembling and packaging. Management compares the cost of inventories with the market value and an allowance is made for writing down the inventory to its market value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories equal to the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or market, they are not marked up subsequently based on changes in underlying facts and circumstances. As of June 30, 2012 and 2011, no allowance for inventory valuation was deemed necessary.

Advances to suppliers

Advances to suppliers

The Company advances monies to certain suppliers for raw material purchases. These advances are interest-free and unsecured. Management regularly reviews aging of advances to suppliers and changes in materials receiving trends and records an allowance when management believes collection of materials due are at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Plant and equipment, net

 Plant and equipment, net

Plant and equipment are stated at cost.  Expenditures for maintenance and repairs are charged to earnings as incurred; while additions, renewals and betterments that extend the useful life are capitalized.  When items of plant and equipment are retired or otherwise disposed, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Mine development costs are capitalized and amortized by the units of production method over estimated total recoverable proven and probable reserves. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Building and plant	20 years
Machinery and equipment	10-20 years
Other equipment	1-5 years
Transportation equipment	5-7 years

Construction-in-progress (“CIP”) includes direct costs of construction for mining tunnel improvements and the Company’s new coking plant. Interest incurred during the period of construction, if material, is capitalized. For the years ended June 30, 2012 and 2011, $914,688, and $794,011 in interest were capitalized into CIP, respectively. All other interest is expensed as incurred. CIP is not depreciated until such time the assets are completed and put into service. Maintenance, repairs and minor renewals are charged to expense as incurred. Major additions and betterment to property and equipment are capitalized.

Intangible assets

Intangible assets

Land use rights, net

Costs to obtain land use rights are recorded based on the fair value at acquisition and amortized over 36 years, the contractual period of the rights. Intangible assets with finite lives are amortized over their useful lives and reviewed at least annually for impairment.

Mining rights, net

Mining rights are capitalized at fair value when acquired, including amounts associated with any value beyond proven and probable reserves, and amortized to operations as depletion expense using the units-of-production method over the estimated proven and probable recoverable tons.  The Company’s coal reserves are controlled by its VIEs and generally last until the recoverable reserves are depleted.

Impairment of long-lived assets

 Impairment of long-lived assets

The Company evaluates long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows, in accordance with the accounting guidance regarding “Disposal of Long-Lived Assets.”  Recoverability is measured by comparing an asset’s carrying value to the related projected undiscounted cash flows generated by the long-lived asset or asset group, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles.  When the carrying value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss to the extent that the carrying value exceeds its fair value.  As of June 30, 2012 and 2011, there was no impairment of long-lived assets. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and/or third party independent appraisals.

Long-term investment

 Long-term investment

Investments in equity securities of privately-held companies in which the Company holds less than 20% voting interest and to which the Company does not have the ability to exercise significant influence are accounted for under the cost method.

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for under the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

The Company evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investments may not be recoverable. For investments carried at cost, the Company recognizes impairment in the event that the carrying value of the investment exceeds the Company’s proportionate share of the net book value of the investee. As of June 30, 2012, management believes no impairment charge is necessary.

Asset retirement cost and obligations

 Asset retirement cost and obligations

The Company accounts for the asset retirement cost and obligations to retire tangible long-lived assets in accordance with U.S. GAAP, which requires that the Company’s legal obligations associated with the retirement of long-lived assets be recognized at fair value at the time the obligations are incurred. Obligations are incurred at the time development of a mine commences for underground mines or construction begins for support facilities, refuse areas and slurry ponds. If an entity has a conditional asset retirement obligation, a liability should be recognized when the fair value of the obligations can be reasonably estimated.

The obligation’s fair value is determined using discounted cash flow techniques and is accreted over time to its expected settlement value. Upon initial recognition of a liability, a corresponding amount is capitalized as part of the carrying amount of the related long-lived asset. Amortization of the related asset is calculated on a unit-of-production method by amortizing the total estimated cost over the salable reserves as determined under SEC Industry Guide 7, multiplied by the production during the period.

Asset retirement costs generally include the cost of reclamation (the process of bringing the land back to its natural state after completion of exploration activities) and environmental remediation (the physical activity of taking steps to remediate, or remedy, any environmental damage caused).

In May 2009, the Bureau of Finance and the Bureau of Land and Resource of Henan Province issued regulations on mine environmental control and recovery which require mining companies to file an evaluation report regarding the environmental impacts of mining (the “Evaluation Report”) before December 31, 2010. The corresponding authorities would then determine whether to approve the Evaluation Report after performing on-site investigation, and the asset retirement obligation will be determined by the authorities based on the approved filing. Such requirement was extended along with the extension of the provincial mine consolidation schedule. However, such extension date has not been finalized by the related provincial authorities.

The Company did not record such asset retirement obligation as of June 30, 2012 and 2011 because the Company did not have sufficient information to reasonably estimate the fair value of such obligation. The range of time over which the Company may settle the obligation is unknown and cannot be reasonably estimated. In addition, the settlement method for the obligation cannot be reasonably determined. The amount of the obligation to be determined by the government authorities is affected by several factors, such as the extent of remediation required in and around the mining area, the methods to be used to remediate the mining site, and any government grants which may or may not be credited to the mining companies.

The Company will recognize the liability in the period in which sufficient information is available to reasonably estimate its fair value.

Income taxes

Income taxes

Deferred income taxes are provided on the asset and liability method for temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit.  In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probably that taxable profit will be available against which deductible temporary differences can be utilized.  Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled.  Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.  No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2012, and 2011.  As of June 30, 2012, federal and state tax returns filed for June 30, 2011, 2010 and 2009 remain subject to examination by the taxing authorities.

Chinese income taxes

Chinese income taxes

The Company’s subsidiary and VIEs that operate in the PRC are governed by the income tax laws of the PRC and various local income tax laws (the “Income Tax Laws”), and are generally subject to an income tax at a statutory rate of 25% of taxable income, which is based on the net income reported in the statutory financial statements after appropriate tax adjustment.

Value added tax (VAT)

 Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT.  All of the Company’s coal and coke are sold in the PRC and are subject to a Chinese VAT at a rate of 17% of the gross sales price.  This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing finished products.  The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements.  The VAT tax return is filed to offset the payables against the receivables.

Warrants liability

 Warrants liability

A contract is designated as an asset or a liability and is carried at fair value on a company’s balance sheet, with any changes in fair value recorded in a company’s results of operations.  The Company then determines which options, warrants and embedded features require liability accounting and records the fair value as a derivative liability. The changes in the values of these instruments are shown in the accompanying consolidated statements of income and other comprehensive income as “change in fair value of warrants.”

In connection with the Share Exchange, the Company adopted the provisions of an accounting standard regarding instruments that are indexed to an entity’s own stock.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards. As a result of the adoption of this accounting standard, all warrants issued after the Share Exchange are recorded as a liability because the strike price of such warrants is denominated in U.S. dollars, a currency other than the Company’s functional currency which is denominated in RMB.

All warrants issued before the Share Exchange, which were treated as equity pursuant to the derivative treatment exemption prior to the Share Exchange, are also no longer afforded equity treatment because the strike price of such warrants is denominated in U.S. dollar, a currency other than the Company’s functional currency which is denominated in RMB. Therefore, such warrants are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such warrants are exercised or expire.

Noncontrolling interests

 Noncontrolling interests

As further discussed in Note 21, as of June 30, 2012, noncontrolling interests mainly consist of a 40% equity interest of Xingsheng Coal owned by unrelated parties. As of June 30, 2011, noncontrolling interests include the 40% interests of Xingsheng Coal and a 40% equity interest of Shuangrui Coal, also owned by unrelated parties. For the years ended June 30, 2012, and 2011, there was no net income or loss attributable to such noncontrolling interests because neither entity was operational during such periods.

Earnings per share

Earnings per share

The Company reports earnings per share in accordance with the provisions of ASC – 260 “Earnings Per Share.” This standard requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Comprehensive income

Comprehensive income

FASB’s accounting standard regarding comprehensive income establishes requirements for the reporting and display of comprehensive income, its components and accumulated balances in a full set of general purpose financial statements. This accounting standard defines comprehensive income to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, it also requires all items to be recognized under current accounting standards as components of comprehensive income be reported in financial statement that is presented with the same prominence as other financial statements. The Company's only current component of comprehensive income is the foreign currency translation adjustments.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on the accompanying consolidated income statements.

Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2012
Nature Of Business and Organization [Abstract]
Schedule of activities of the company's entities

Name	Background	Ownership
Top Favour	· A British Virgin Islands company · Incorporated on July 2, 2008	100%
Hongyuan	· A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) · Incorporated on March 18, 2009 · Registered capital of $3 million fully funded	100%
Hongli

·     A PRC limited liability company

·     Incorporated on June 5, 1996

·     Initial registered capital of $1,055,248 or 8,808,000 Renminbi (“RMB”), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded

·     85.40% of equity interests held by Jianhua Lv, the Company’s Chief Executive Officer (“CEO”) and Chairman of the Board of Directors

·     Operates a branch, Baofeng Coking Factory (“Baofeng Coking”)

		VIE by contractual arrangements (1)
Baofeng Hongchang Coal Co., Ltd. (“Hongchang Coal”)	· A PRC limited liability company · Incorporated on July 19, 2007 · Registered capital of $396,000 (RMB 3,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Shunli Coal Co., Ltd.(“Shunli Coal”)	· A PRC limited liability company · Incorporated on August 13, 2009 · Registered capital of $461,700 (RMB3,000,000) fully funded · Acquired by Hongchang Coal on May 20, 2011	VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal

Baofeng Hongguang Power Co., Ltd. (“Hongguang Power”)	· A PRC limited liability company · Incorporated on August 1, 2006 · Registered capital of $2,756,600 (RMB 22,000,000) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Xingsheng Coal Co., Ltd. (“ Xingsheng Coal”)	· A PRC limited liability company · Incorporated on December 6, 2007 · Registered capital of $559,400 (RMB 3,634,600) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011	VIE by contractual arrangements as a 60% owned subsidiary of Hongli
Baofeng Shuangrui Coal Co., Ltd. ( “Shuangrui Coal”)

·     A PRC limited liability company

·     Incorporated on March 17, 2009

·     Registered capital of $620,200 (RMB4,029,960) fully funded

·     60% of equity ownership acquired by Hongli on May 20, 2011

·     100% of equity ownership acquired by Hongchang Coal on June 20, 2012

VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal
Zhonghong Energy Investment Company (“Zhonghong”)

·     A PRC company

·     Incorporated on December 30, 2010

·     Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements

VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Hongrun Coal Chemical Co., Ltd. (“Hongrun”)	· A PRC limited liability company · Incorporated on May 17, 2011 · Registered capital of $ 4,620,000 (RMB30 million) fully funded	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli

(1)	On March 18, 2009, Hongyuan entered into certain exclusive agreements with Hongli and its equity owners. Pursuant to these agreements, Hongyuan provides exclusive consulting services to Hongli in return for a consulting services fee which is equal to Hongli’s net profits. In addition, Hongli’s equity owners have pledged their equity interests in Hongli to Hongyuan, irrevocably granted Hongyuan an exclusive option to purchase all or part of the equity interests in Hongli and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Hongyuan.

Schedule of financial data of Hongli and its subsidiaries

	June 30, 2012	June 30, 2011
Total current assets	$58,535,803	$49,774,889
Total assets	$184,771,289	$166,989,770
Total current liabilities	$53,633,472	$78,860,160
Total liabilities	$90,065,472	$78,860,160

Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of fair value of financial assets and liabilities
	Carrying Value at June 30, 2012	Fair Value Measurement at June 30, 2012
		Level 1	Level 2	Level 3
Warrants liability	$716,648	$—	$716,648	$—

Schedule of warrants liability measured at fair value on a recurring basis

	June 30,	June 30,
	2012	2011
Beginning fair value	$5,569,047	$30,436,087
Issuance of warrants	-	325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC	-	(2,056,498)
Ending fair value	$716,648	$5,569,047

Schedule of estimated fair value of its warrants using Cox-Ross-Rubinstein binomial model

	June 30, 2012	June 30, 2011
Number of shares exercisable	3,906,853	3,906,853
Exercise price	$6.00-48.00	$6.00-48.00
Stock price	$2.05	$4.56
Expected term (year)	2.60-4.78	3.60-5.78
Risk-free interest rate	0.38-0.69%	1.10-2.05%
Expected volatility	75-85%	75%

Schedule of estimated useful life plant and equipment, net
Estimated Useful Life
Building and plant	20 years
Machinery and equipment	10-20 years
Other equipment	1-5 years
Transportation equipment	5-7 years

Other receivables (Tables)	12 Months Ended
Jun. 30, 2012
Other Receivables Disclosure [Abstract]
Schedule of other receivables
	June 30, 2012	June 30, 2011
Receivables from an unrelated company	$1,099,910	$125,503
Advances to employees	117,394	42,740
Interest receivable	193,119	-
Miscellaneous	1,585	63,883
Other receivables	$1,412,008	$232,126

Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30, 2012	June 30, 2011
Raw materials	$244,425	$179,957
Work in process	315,143	751,529
Supplies	55,043	87,430
Finished goods	1,767,833	1,992,010
Total	$2,382,444	$3,010,926

Prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2012
Prepaid Expense [Abstract]
Schedule of prepaid expenses
	June 30, 2012	June 30, 2011
Prepaid interest	$620,995	$-
Prepaid rental	11,745	-
Miscellaneous	573	-
	$633,313	$-

Prepayments (Tables)	12 Months Ended
Jun. 30, 2012
Prepayments Disclosure [Abstract]
Schedule of components of prepayments
	June 30, 2012	June 30, 2011
Land use rights	$11,110,556	$8,980,335
Mine acquisitions	-	25,546,922
Construction	24,961,297	8,134,736
Total	$36,071,853	$42,661,993

Plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of components of plant and equipment

	June 30, 2012	June 30, 2011
Buildings and improvements	$10,833,976	$10,580,909
Mine development cost	11,446,035	11,178,672
Machinery and equipment	7,320,964	7,149,957
Other equipment	436,810	421,189
Total	30,037,785	29,330,727
Less accumulated depreciation	(13,825,801)	(12,173,185)
Total plant and equipment, net	$16,211,984	$17,157,542

Construction in progress (Tables)	12 Months Ended
Jun. 30, 2012
Construction In Progress Disclosure [Abstract]
Schedule of construction in progress
Project	Total as of June 30, 2012	Estimate cost to complete	Estimated total cost	Estimated completion date
New coking plant	$39,379,553	$26,258,137	$65,637,690	June 2013

Intangible assets (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets

	June 30, 2012	June 30, 2011
Land use rights	$2,483,253	$2,425,247
Mining rights	42,994,875	41,990,576
Total intangible assets	45,478,128	44,415,823
Accumulated amortization – land use rights	(586,323)	(505,260)
Accumulated depletion – mining rights	(13,256,318)	(12,581,711)
Total land use rights, net	$31,635,487	$31,328,852

Schedule of amortization expense of the land use rights for the next five years and thereafter
Year ending June 30,	Amortization Expense
2013	$68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$1,896,930

Other payables and accrued liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	June 30, 2012	June 30, 2011

Other payables	$571,919	$-
Accrued liabilities	230,109	1,271,585
Total	$802,028	$1,271,585

Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of the provision for income taxes

	For the years ended June 30,
	2012	2011
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	3,395,237	$5,065,380

Schedule of the reconciliation of the statutory rates to the company's effective tax rate

	For the years ended June 30,
	2012	2011
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	(2.8)%	(6.2)%
Other item (1)	(0.8)%	(7.5)%
Effective rate	21.4%	11.3%

(1)	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

Schedule of the reconciliation the valuation allowance
	For years ended June 30,
	2012	2011
Beginning balance	$460,000	$276,000
Additions	160,000	269,000
Deductions	-	(85,000)
Ending balance	$620,000	$460,000

Schedule of taxes payable
	June 30, 2012	June 30, 2011
VAT	$499,658	$888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$1,522,062	$2,856,671

Capital transactions (Tables)	12 Months Ended
Jun. 30, 2012
Capital Transactions Disclosure [Abstract]
Schedule of outstanding and exercisable options

Outstanding Options			Exercisable Options
Number	Average Remaining	Average	Number	Average Remaining	Average
Of Options	Contract Life	Exercise Price	of Options	Contractual Life	Exercise Price
10,851	2.06 years	$86.79	10,851	2.06 years	$86.79

Schedule of changes in options activity
Options
Outstanding, June 30, 2010	10,851
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2011	10,851
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2012	10,851

Schedule of changes in warrant activity

	Existing warrants at $48.00 (1)	Investor warrants at $12.00 (2)	Callable warrants at $12.00 (3)(6)	Callable warrants at $6.00 (4)(6)	Callable warrants at $15.00 (5)(6)	Total

Outstanding, June 30, 2010	36,973	590,446	3,199,190	250,000		4,076,609
Granted					50,000	50,000
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	(219,756)	-	(219,756)
Outstanding, June 30, 2011	36,973	590,446	3,199,190	30,244	50,000	3,906,853
Granted	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	-	-	-
Outstanding June 30, 2012	36,973	590,446	3,199,190	30,244	50,000	3,906,853

(1)	The warrants underlying 36,973 shares of the Company’s common stock are exercisable at any time until April 9, 2017, with remaining contractual term of 4.78 years as of June 30, 2012

(2)	The warrants underlying 590,446 shares of the Company’s common stock are exercisable at any time until February 5, 2015, with remaining contractual term of 2.60 years as of June 30, 2012.

(3)	The warrants underlying 3,082,027 and 117,163 shares of the Company’s common stock are exercisable at any time until March 11, 2015 and March 18, 2015, respectively, with remaining contractual term of 2.70 and 2.72 years as of June 30, 2012, respectively.

(4)	The warrants underlying 30,244 shares of the Company’s common stock are exercisable until March 11, 2015, with remaining contractual term of 2.70 years as of June 30, 2012.

(5)	The warrants underlying 50,000 shares of the Company’s common stock are exercisable until July 1, 2015, with remaining contractual terms of 3.00 years as of June 30, 2012.

(6)	The callable warrants are exercisable for a period of five years from the date of issuance, and are callable at the Company’s election six months after the date of issuance if the Company’s common stock trades at a price equal to at least 150% of the exercise price with an average trading volume of at least 150,000 shares of common stock (as adjusted for any stock splits, stock dividends, combination and the like) per trading date for at least 10 consecutive trading days, and the underlying shares of common stock are registered.

Earnings per share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of reconciliation of the basic and diluted earnings per share computation

	For the years ended June 30,
	2012	2011
Net income for earnings per share	$12,494,557	$39,907,860

Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants	-	59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share – Basic	$0.59	$1.90
Earnings per share – Diluted	$0.59	$1.90

Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of total future minimum lease payments
Year ending June 30,	Amount
2013	$179,317
2014	10,571
2015	-
Total	$189,888

Statutory reserves (Tables)	12 Months Ended
Jun. 30, 2012
Statutory Reserves Disclosure [Abstract]
Schedule of the component of statutory reserves and the future contributions required pursuant to PRC Company Law

	June 30, 2012	June 30, 2011	50% of registered capital	Future contributions required as of June 30, 2012

Hongli	$2,067,215	$1,824,797	$2,064,905	$-
Hongguang Power	-	-	1,514,590	1,514,590
Hongchang Coal	218,361	218,361	218,361	-
Shuangrui Coal	-	-	310,105	310,105
Xingsheng Coal	-	-	279,682	279,682
Shunli Coal	-	-	230,850	230,850
Hongrun	-	-	2,310,000	2,310,000
Hongyuan	-	-	1,500,000	1,500,000
Zhonghong	-	-	1,521,990	1,521,990
Statutory surplus reserve	2,285,576	2,043,158	9,950,483	7,667,217
Mine reproduction reserve	1,404,365	1,360,635	-	-
Total statutory reserve	$3,689,941	$3,403,793	$9,950,483	$7,667,217

Revenues by products (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of major products and the respective revenue
	For the years ended June 30,
	2012	2011
Coke	$38,656,636	$35,970,933
Coal tar	1,946,314	3,358,513
Raw coal	5,441,981	15,073,052
Washed coal	32,867,839	19,885,495
Total	$78,912,770	$74,287,993

Nature of business and organization (Details) (Hongli, USD $)	Jun. 30, 2012	Jun. 30, 2011
Hongli
Business Acquisition [Line Items]
Total current assets	$ 58,535,803	$ 49,774,889
Total assets	184,771,289	166,989,770
Total current liabilities	53,633,472	78,860,160
Total liabilities	$ 90,065,472	$ 78,860,160

Nature of business and organization (Details 1)	May 20, 2011	Jun. 30, 2012 Top Favour	Jun. 30, 2012 Hongyuan	Jun. 30, 2012 Hongli	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd	Jun. 30, 2011 Baofeng Xingsheng Coal Co.Ltd	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd	Jun. 30, 2012 Zhonghong Energy Investment Company	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd
Business Acquisition [Line Items]
Equity interest	60.00%	100.00%	100.00%						60.00%
Background		· A British Virgin Islands company · Incorporated on July 2, 2008	· A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") · Incorporated on March 18, 2009 · Registered capital of $3 million fully funded	· A PRC limited liability company · Incorporated on June 5, 1996 · Initial registered capital of $1,055,248 or 8,808,000 Renminbi ("RMB"), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded · 85.40% of equity interests held by Jianhua Lv, the Company's Chief Executive Officer ("CEO") and Chairman of the Board of Directors · Operates a branch, Baofeng Coking Factory ("Baofeng Coking")	· A PRC limited liability company · Incorporated on July 19, 2007 · Registered capital of $396,000 (RMB 3,000,000) fully funded	· A PRC limited liability company · Incorporated on August 13, 2009 · Registered capital of $461,700 (RMB3,000,000) fully funded · Acquired by Hongchang Coal on May 20, 2011	· A PRC limited liability company · Incorporated on August 1, 2006 · Registered capital of $2,756,600 (RMB 22,000,000) fully funded	· A PRC limited liability company · Incorporated on December 6, 2007 · Registered capital of $559,400 (RMB 3,634,600) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011		· A PRC limited liability company · Incorporated on March 17, 2009 · Registered capital of $620,200 (RMB4,029,960) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011 · 100% of equity ownership acquired by Hongchang Coal on June 20, 2012	· A PRC company · Incorporated on December 30, 2010 · Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements	· A PRC limited liability company · Incorporated on May 17, 2011 · Registered capital of $ 4,620,000 (RMB30 million) fully funded
Ownership				VIE by contractual arrangements (1)	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a 60% owned subsidiary of Hongli		VIE by contractual arrangements as a wholly-owned subsidiary of Hongchang Coal	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli

Nature of business and organization (Detail Textuals)	Jun. 30, 2012 Hongyuan USD ($)	Jun. 30, 2012 Hongli USD ($)	Jun. 30, 2012 Hongli CNY	Aug. 26, 2010 Hongli CNY	Aug. 31, 2010 Hongli Mr. Jianhua Lv	Aug. 31, 2010 Hongli Ms. Xin Zheng	Aug. 31, 2010 Hongli Mr. Wenqi Xu	Aug. 31, 2010 Hongli Mr. Guoxiang	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shunli Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd USD ($)	Jun. 30, 2012 Baofeng Hongguang Power Co. Ltd CNY	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Xingsheng Coal Co.Ltd CNY	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2012 Zhonghong Energy Investment Company USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company CNY	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Hongrun Coal Chemical Co.Ltd CNY	Jun. 30, 2012 Top Favour
Business Acquisition [Line Items]
Registered capital	$ 3,000,000	$ 1,055,248	8,808,000	20,000,000					$ 396,000	3,000,000	$ 461,700	3,000,000	$ 2,756,600	22,000,000	$ 559,400	3,634,600	$ 620,200	4,029,960	$ 7,842,800	51,000,000	$ 4,620,000	30,000,000
Increased Registered capital		$ 4,001,248	28,080,000	28,080,000
Equity Interest held		85.40%	85.40%		85.40%	9.10%	3.99%	1.42%							60.00%	60.00%	100.00%	100.00%	100.00%	100.00%			97.00%

Summary of significant accounting policies (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liability	$ 716,648	$ 5,569,047
fair value on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liability
fair value on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liability	716,648
fair value on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liability

Summary of significant accounting policies (Details 1) (Derivative Financial Instruments, Liabilities, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value	$ 5,569,047	$ 30,436,087
Fair value of warrants		325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC		(2,056,498)
Ending fair value	$ 716,648	$ 5,569,047

Summary of significant accounting policies (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares exercisable	3,906,853	3,906,853
Stock price	$ 2.05	$ 4.56
Fair value assumptions method used	Cox-Ross-Rubinstein binomial model
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 48	$ 48
Expected term (year)	4 years 9 months 10 days	5 years 9 months 10 days
Risk-free interest rate	0.69%	2.05%
Expected volatility		85.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 6	$ 6
Expected term (year)	2 years 7 months 7 days	3 years 7 months 7 days
Risk-free interest rate	0.38%	1.10%
Expected volatility	75.00%	75.00%

Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2012
Building and plant
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10-20 years
Other equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1-5 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5-7 years

Summary of significant accounting policies (Details Textuals)	Jun. 30, 2012	Jun. 30, 2011
Income and cash flow Statement
Average translation rates applied to amounts (RMB)	6.35	6.63
Balance sheet
Average translation rates applied to amounts (RMB)	6.31	6.46

Summary of significant accounting policies (Details Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Schedule of Equity Method Investments [Line Items]
Cash deposits, including restricted cash	$ 11,880,025	$ 34,425,040
Period for payment of the receivable	Three to nine months
Amount of interest capitalized into CIP	$ 914,688	$ 794,011
Amortization period	36 years
PRC income tax	25.00%	25.00%
Zhonghong and Henan Coal Seam Gas
Schedule of Equity Method Investments [Line Items]
Percentages of equity method investment	49.00%
Pingdingshan Rural Cooperative Bank
Schedule of Equity Method Investments [Line Items]
Percentage of interest in Cooperative Bank	2.86%

Summary of significant accounting policies (Details Textuals 2)	12 Months Ended
	Jun. 30, 2012	Aug. 10, 2010	Jun. 30, 2011 Shuangrui Coal	Jun. 30, 2011 Xingsheng Coal
Business Acquisition [Line Items]
Business acquisition, percentage of equity interest owned		40.00%	40.00%	40.00%
Voting interest in privately held companies	less than 20%
Percentage of ownership interest in voting stock	20% and 50%

Concentration and credit risk (Details Textuals) (Customer Concentration Risk)	12 Months Ended
	Jun. 30, 2012 Customers	Jun. 30, 2011 Customers
Concentration Risk [Line Items]
Number of customers	4	3
Sales Revenue, Goods, Net
Concentration Risk [Line Items]
Concentration risk, percentage	90.50%	74.60%
Sales Revenue, Goods, Net | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	25.40%	38.00%
Sales Revenue, Goods, Net | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	23.60%	21.40%
Sales Revenue, Goods, Net | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	15.20%
Sales Revenue, Goods, Net | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	20.50%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	25.50%	27.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	22.90%	20.40%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	22.80%	11.10%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	22.20%

Concentration and credit risk (Details Textuals 1) (Supplier concentration risk)	12 Months Ended
	Jun. 30, 2012 Suppliers	Jun. 30, 2011 Suppliers
Concentration Risk [Line Items]
Number of major suppliers	5	3
Cost of goods, total
Concentration Risk [Line Items]
Concentration risk, percentage	61.90%	32.90%
Cost of goods, total | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	15.80%	11.40%
Cost of goods, total | Supplier Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.70%	10.90%
Cost of goods, total | Supplier Three
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%	10.60%
Cost of goods, total | Supplier Four
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%
Cost of goods, total | Supplier Five
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%

Loans receivable (Details Textuals)	12 Months Ended								12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 08, 2012 Capital Paradise Limited Top Favour Limited Unsecured Debt	Nov. 04, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt	Jul. 19, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 15, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 08, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Aug. 31, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 30, 2011 Qimin Jian Secured Debt	Apr. 19, 2011 Qimin Jian Secured Debt USD ($)	Apr. 19, 2011 Qimin Jian Secured Debt CNY	Jun. 30, 2011 Chong Chen Secured Debt	Jun. 21, 2011 Chong Chen Secured Debt USD ($)	Jun. 21, 2011 Chong Chen Secured Debt CNY	Feb. 20, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt USD ($)	Feb. 20, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt CNY	Sep. 19, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt USD ($)	Sep. 19, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable							$ 10,044,200	$ 801,000		$ 2,165,800	14,000,000		$ 4,641,000	30,000,000	$ 950,400	6,000,000	$ 1,094,800	7,000,000
Annual interest rate on loans receivable			7.00%	7.00%			9.45%		24.00%	10.80%	10.80%	24.00%	10.80%	10.80%	3.50%	3.50%	6.00%	6.00%
Proceeds from loans receivable					1,859,053	86,610
Write off other receivables representing interest on the loans to Mr. Qimin Jian and Mr. Chong Chen	353,561
Interest income from loans receivable	$ 1,370,939	$ 60,097

Other receivables (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Other Receivables Disclosure [Abstract]
Receivables from an unrelated company	$ 1,099,910	$ 125,503
Advances to employees	117,394	42,740
Interest receivable	193,119
Miscellaneous	1,585	63,883
Other receivables	$ 1,412,008	$ 232,126

Other receivables (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Receivables Disclosure [Abstract]
Allowance for other receivables write offs	$ 50,211	$ 31,689

Inventories (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 244,425	$ 179,957
Work in process	315,143	751,529
Supplies	55,043	87,430
Finished goods	1,767,833	1,992,010
Inventories	$ 2,382,444	$ 3,010,926

Advances to suppliers (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Advances To Suppliers Disclosure [Abstract]
Advances to suppliers	$ 12,267,806	$ 8,994,833
Wrote off uncollectible advances to suppliers	$ 127,130

Prepaid expenses (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepaid Expense [Abstract]
Prepaid interest	$ 620,995
Prepaid rental	11,745
Miscellaneous	573
Prepaid expense, current	$ 633,313

Prepaid expenses (Details Textuals))	12 Months Ended
	Jun. 30, 2012	Apr. 02, 2011
Prepaid Expense [Abstract]
Annual interest rate	1.50%	6.30%
Remaining annual interest on a monthly basis	4.80%

Prepayments (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepayments Disclosure [Abstract]
Land use rights	$ 11,110,556	$ 8,980,335
Mine acquisitions		25,546,922
Construction	24,961,297	8,134,736
Total	$ 36,071,853	$ 42,661,993

Prepayments (Details Textuals)	1 Months Ended		12 Months Ended								1 Months Ended			12 Months Ended
	Aug. 30, 2011 USD ($)	Aug. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Construction For New Plant USD ($)	Jun. 30, 2012 Construction For New Plant CNY	Jun. 30, 2012 Construction For New Mining Tunnels USD ($)	Jun. 30, 2012 Construction For New Mining Tunnels CNY	Jun. 30, 2012 Safety Instruments At Hongchang Coal USD ($)	Jun. 30, 2012 Safety Instruments At Hongchang Coal CNY	Dec. 30, 2010 Maximum Mg	Dec. 30, 2010 Minimum Mg	Aug. 30, 2011 Coal Mine Coal_Mines	Jun. 30, 2011 Coal Mine USD ($)	Jun. 30, 2011 Coal Mine CNY	Dec. 01, 2010 Henan Province Coal Seam Gas Development and Utilization USD ($)	Dec. 01, 2010 Henan Province Coal Seam Gas Development and Utilization CNY	Jun. 30, 2012 Land Use Rights USD ($)	Jun. 30, 2012 Land Use Rights CNY
Business Acquisition [Line Items]
Prepayments for land use rights			$ 11,110,556	$ 8,980,335
Estimated total cost of acquire land use rights																		11,571,120	73,050,000
Production capacity											300,000	150,000
Prepayments for aquired coal mine														20,905,922	135,138,476
Number of non aquired coal mine													4
Refunded prepayment amount	7,860,000	50,210,000
Reclassified coal product purchase deposit	1,100,000	7,062,727
Receivable of mine acquisition prepayments	12,323,520	77,800,000
Settled in the form of notes receivable and cash			9,155,520
Security deposit, to form a joint-venture with Zhonghong																4,752,000	30,000,000
Prepayments for mine acquisitions				25,546,922
Prepayments for construction			24,961,297	8,134,736	28,200,000	177,800,000	1,270,000	8,000,000	3,170,000	20,000,000
Construction cost			$ 64,900,000

Plant and equipment, net (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 10,833,976	$ 10,580,909
Mine development cost	11,446,035	11,178,672
Machinery and equipment	7,320,964	7,149,957
Other equipment	436,810	421,189
Total	30,037,785	29,330,727
Less accumulated depreciation	(13,825,801)	(12,173,185)
Total plant and equipment, net	$ 16,211,984	$ 17,157,542

Plant and equipment, net (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,352,871	$ 1,856,068

Construction in progress (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Construction In Progress Disclosure [Abstract]
New coking plant, Total	$ 39,379,553	$ 23,204,544
New coking plant, estimate cost to complete	26,258,137
New coking plant, estimated total cost	$ 65,637,690
New coking plant, estimated completion date	Jun 30, 2013

Intangible assets (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 45,478,128	$ 44,415,823
Intangible assets, net	31,635,487	31,328,852
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,483,253	2,425,247
Accumulated amortization - land use rights	(586,323)	(505,260)
Intangible assets, net	1,896,930
Mining rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	42,994,875	41,990,576
Accumulated depletion - mining rights	$ (13,256,318)	$ (12,581,711)

Intangible assets (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Total	$ 31,635,487	$ 31,328,852
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
2013	68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$ 1,896,930

Intangible assets (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 68,544	$ 65,713
Depletion expense	$ 371,327	$ 1,471,026

Long-term investments (Details Textuals) In Millions, unless otherwise specified	Feb. 28, 2011 CNY	Feb. 28, 2011 Pingdingshan Rural Cooperative Bank USD ($)
Schedule of Cost-method Investments [Line Items]
Long-term Investments	8	$ 1.2
Percentage of interest in Cooperative Bank		2.86%

Long-term investments (Details Textuals 1)	1 Months Ended		12 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Zhonghong USD ($)	Jun. 30, 2012 Zhonghong CNY	Apr. 30, 2011 Zhonghong	Apr. 30, 2011 Henan Coal Seam Gas
Schedule of Equity Method Investments [Line Items]
Percentages of equity method investment								49.00%	51.00%
Registered capital of Hongyuan	$ 15,470,000	100,000,000
Funded registered capital			3,090,000		20,000,000	1,500,000	9,800,000
Due remaining registered capital of Hongyuan CSG			6,000,000		39,200,000
Equity investment income			$ 6,171	$ 0

Loans (Details Textuals)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 02, 2011	Mar. 15, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Mar. 15, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Sep. 14, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Sep. 14, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Jun. 16, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank USD ($)	Jun. 16, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Shanghai Pudong Development Bank CNY	Mar. 15, 2012 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Jun. 16, 2011 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Jun. 30, 2012 Bairui Trust Co Ltd USD ($)	Jun. 30, 2012 Bairui Trust Co Ltd CNY
Debt Instrument [Line Items]
Short-term loans				$ 5,702,400	36,000,000	$ 5,033,600	32,000,000	$ 4,950,400	32,000,000
Debt, stated interest rate	1.50%		6.30%	7.22%	7.22%	6.71%	6.71%	6.44%	6.44%
Loans pledged as a collateral through bank deposit										6,500,000	6,000,000
Debt, stated interest rate										1.30%	1.30%
Short-term loans	$ 26,294,400	$ 4,950,400										$ 20,592,000	130,000,000

Loans (Details Textuals 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 02, 2011 USD ($)	Apr. 02, 2011 CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2013 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2013 CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2013 Bairui Trust Co Ltd CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2014 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on April 2, 2014 CNY	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd USD ($)	Apr. 02, 2011 Long term loans, Interest rate of 6.3%, due on April 2, 2014 Bairui Trust Co Ltd CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2012 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2012 CNY	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2013 USD ($)	Nov. 30, 2010 Long term loans, Interest rate of 6.3%, due on October 2, 2013 CNY
Debt Instrument [Line Items]
Long-term loans			$ 57,000,000	360,000,000	$ 15,800,000	100,000,000	$ 28,500,000	180,000,000	$ 28,500,000	180,000,000	$ 28,500,000	180,000,000	$ 4,800,000	30,000,000	$ 7,900,000	50,000,000
Debt, stated interest rate	1.50%		6.30%	6.30%
Long term loans	36,432,000	55,692,000
Weighted average interest rate of the short-term and long-term loans	5.30%	7.99%
Total interest expense on short term and long-term loans	3,271,021	2,246,876
Interest capitalized into Construction-in-progress	$ 914,688	$ 794,011

Notes payable (Details Textuals) (Line of Credit, Shanghai Pudong Development Bank)	Apr. 25, 2012 USD ($)	Apr. 25, 2012 CNY	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CNY	Dec. 22, 2011 USD ($)	Dec. 22, 2011 CNY
Line of Credit Facility [Line Items]
Amount of grant from line of credit	$ 3,168,000	20,000,000	$ 1,584,000	10,000,000	$ 3,166,000	20,000,000
Percentage of notes payable deposit as guarantee deposit	50.00%	50.00%	100.00%	100.00%	50.00%	50.00%
Processing fees based on the face value	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Other payables and accrued liabilities (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Other Payables and Accrued Liabilities [Abstract]
Other payables	$ 571,919
Accrued liabilities	230,109	1,271,585
Total	$ 802,028	$ 1,271,585

Acquisition payable (Details Textuals)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	May 20, 2011
Business Combinations [Abstract]
Equity interest				60.00%
Remaining equity interest	40.00%
Purchase price	$ 4,435,200		28,000,000
Acquisition payable	$ 4,593,600	$ 154,700

Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
U.S. current income tax expense
BVI current income tax expense
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	$ 3,395,237	$ 5,065,380

Taxes (Details 1)	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Income Tax Disclosure [Abstract]
U.S. Statutory rate	34.00%		34.00%
Foreign income not recognized in U.S.A	(34.00%)		(34.00%)
BVI income tax	0.00%		0.00%
PRC income tax	25.00%		25.00%
China income tax exemption	(2.80%)		(6.20%)
Other item (1)	(0.80%)	[1]	(7.50%)	[1]
Effective rate	21.40%		11.30%

[1]	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

Taxes (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Valuation Allowance [Roll Forward]
Beginning balance	$ 460,000	$ 276,000
Additions	160,000	269,000
Deductions		(85,000)
Ending balance	$ 620,000	$ 460,000

Taxes (Details 3) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
VAT	$ 499,658	$ 888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$ 1,522,062	$ 2,856,671

Taxes (Details Textuals)	12 Months Ended
	Jun. 30, 2012 USD ($)		Jun. 30, 2011 USD ($)		Jun. 30, 2011 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2011 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2010 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2010 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2012 China
Taxes [Line Items]
PRC income tax	25.00%		25.00%						25.00%
Total income tax obligation					$ 380,000	2,520,000	$ 380,000	2,520,000
Reduced tax rate amount	322,449		1,471,736
Basic and diluted, earnings per share	$ 0.59		$ 1.9
Decrease in basic and diluted earnings per share	$ 0.58		$ 1.83
Effective income tax rate reconciliation, other item	(0.80%)	[1]	(7.50%)	[1]
Gain on change in fair value of warrants	4,852,399		23,135,827
Net operating loss carry forward for U.S. income tax	1,827,000
Percentage of valuation allowance	100.00%		100.00%
VAT on sales	13,954,823		15,024,674
VAT on purchases	10,633,858		9,155,023
Cumulative undistributed earnings of foreign subsidiaries	$ 44,200,000

[1]	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

Capital transactions (Details) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, number of options	10,851	10,851	10,851
Outstanding options, average remaining contract life	2 years 22 days
Outstanding options, average exercise price	$ 86.79
Exercisable options, number of options	10,851
Exercisable options, average remaining contractual life	2 years 22 days
Exercisable options, average exercise price	$ 86.79

Capital transactions (Details 1) (Stock Options)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, balance	10,851	10,851
Granted
Forfeited
Exercised
Outstanding options, balance	10,851	10,851

Capital transactions (Details 2)	12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Nov. 12, 2010 Warrant	Feb. 05, 2010 Warrant	Jul. 31, 2010 Warrant	Mar. 31, 2011 Warrant	Jun. 30, 2012 Warrant Existing warrants at $48.00		Jun. 30, 2011 Warrant Existing warrants at $48.00		Jun. 30, 2012 Warrant Investor warrants at $12.00		Jun. 30, 2011 Warrant Investor warrants at $12.00		Jun. 30, 2012 Warrant Callable warrants at $12.00		Jun. 30, 2011 Warrant Callable warrants at $12.00		Jun. 30, 2012 Warrant Callable warrants at $6.00		Jun. 30, 2011 Warrant Callable warrants at $6.00		Jun. 30, 2012 Warrant Callable warrants at $15.00		Jun. 30, 2011 Warrant Callable warrants at $15.00
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding balance	3,906,853	4,076,609					36,973	[1]	36,973	[1]	590,446	[2]	590,446	[2]	3,199,190	[3],[4]	3,199,190	[3],[4]	30,244	[4],[5]	250,000	[4],[5]	50,000	[4],[6]
Granted		50,000			50,000			[1]				[2]				[3],[4]				[4],[5]				[4],[6]	50,000	[4],[6]
Forfeited								[1]		[1]		[2]		[2]		[3],[4]		[3],[4]		[4],[5]		[4],[5]		[4],[6]		[4],[6]
Exercised		(219,756)	1,000	4,039,636		218,756		[1]		[1]		[2]		[2]		[3],[4]		[3],[4]		[4],[5]	(219,756)	[4],[5]		[4],[6]		[4],[6]
Outstanding balance	3,906,853	3,906,853					36,973	[1]	36,973	[1]	590,446	[2]	590,446	[2]	3,199,190	[3],[4]	3,199,190	[3],[4]	30,244	[4],[5]	30,244	[4],[5]	50,000	[4],[6]	50,000	[4],[6]

[1]	The warrants underlying 36,973 shares of the Company's common stock are exercisable at any time until April 9, 2017, with remaining contractual term of 4.78 years as of June 30, 2012.
[2]	The warrants underlying 590,446 shares of the Company's common stock are exercisable at any time until February 5, 2015, with remaining contractual term of 2.60 years as of June 30, 2012.
[3]	The warrants underlying 3,082,027 and 117,163 shares of the Company's common stock are exercisable at any time until March 11, 2015 and March 18, 2015, respectively, with remaining contractual term of 2.70 and 2.72 years as of June 30, 2012, respectively.
[4]	The callable warrants are exercisable for a period of five years from the date of issuance, and are callable at the Company's election six months after the date of issuance if the Company's common stock trades at a price equal to at least 150% of the exercise price with an average trading volume of at least 150,000 shares of common stock (as adjusted for any stock splits, stock dividends, combination and the like) per trading date for at least 10 consecutive trading days, and the underlying shares of common stock are registered.
[5]	The warrants underlying 30,244 shares of the Company's common stock are exercisable until March 11, 2015, with remaining contractual term of 2.70 years as of June 30, 2012.
[6]	The warrants underlying 50,000 shares of the Company's common stock are exercisable until July 1, 2015, with remaining contractual terms of 3.00 years as of June 30, 2012.

Capital transactions (Details Textuals) (Hongli)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in registered capital	$ 2,946,000	20,000,000	$ 3,050,000	20,000,000

Capital transactions (Details Textuals 1) (Stock Options)	12 Months Ended
Jun. 30, 2012
2002 Stock Option Plan for Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	11,057
Percentage of common stock available for awards	5.00%
Percentage maximum of common stock available for awards	10.00%
2002 Consultant Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price of an option must be no less than	85.00%
Term of option granted pursuant	more than 10 years

Capital transactions (Details Textuals 2) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options exercisable (in shares)	10,851	10,851	10,851
Options exercisable (in shares)	10,851
Stock option exercise price (in dollars per share)	$ 86.79
1999 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	45,417
Percentage of minimum limit of registrant's common stock	10.00%
Percentage of fair market value maximum limit of exercise price of an incentive stock option	110.00%
Outstanding options exercisable (in shares)	6,332
Options exercisable (in shares)	6,059
1999 Stock Option Plan | November 16, 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable (in shares)	3,126
Stock option exercise price (in dollars per share)	$ 96
Directors Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock (in shares)	11,057
Outstanding options exercisable (in shares)	4,792
Options exercisable (in shares)	1,666
Stock option exercise price (in dollars per share)	$ 36

Capital transactions (Details Textuals 3) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Nov. 12, 2010 Warrant	Feb. 05, 2010 Warrant	Jul. 31, 2010 Warrant	Mar. 31, 2011 Warrant	Jun. 30, 2011 Warrant	Jun. 30, 2012 Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable		(219,756)	1,000	4,039,636		218,756
Existing warrants exercisable outstanding				36,973
Granted callable warrants exercisable (in shares)		50,000			50,000
Exercise price warrant (in dollars per share)			$ 6			$ 6
Existing exercise price warrant (in dollars per share)						20
Modified exercise price warrant (in dollars per share)						$ 15
Fair value of warrants							$ 325,285
Fair value warrants on the exercise			6,438			2,050,060
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,917,704							3,906,853
Warrants liability	716,648	5,569,047					5,569,047	716,648
Decrease in fair value of warrants	4,852,399
Restricted common stock issued of for consulting services, value	$ 150,000
Restricted common stock issued of for consulting services	30,424

Capital transactions (Details Textuals 4) (USD $)	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2012 Days	Jun. 30, 2011	Nov. 12, 2010 Warrant	Feb. 05, 2010 Warrant	Mar. 31, 2011 Warrant	Jun. 30, 2012 Warrant April 9, 2012	Jun. 30, 2012 Warrant February 5, 2015	Jun. 30, 2012 Warrant March 11, 2015	Jun. 30, 2012 Warrant March 18, 2015	Jun. 30, 2012 Warrant March 11, 2015	Jun. 30, 2012 Warrant July 1, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable		(219,756)	1,000	4,039,636	218,756	36,973	590,446	3,082,027	117,163	30,244	50,000
Warrant remaining contractual term						4 years 9 months 11 days	2 years 7 months 6 days	2 years 8 months 12 days	2 years 8 months 19 days	2 years 8 months 12 days	3 years
Warrant excercisable date						Apr 9, 2017	Feb 5, 2015	Mar 11, 2015	Mar 18, 2015	Mar 11, 2015	Jul 1, 2015
Warrant exercisable period	5 years
Percentage of common stock trade minimum threshold limit of exercise price	150.00%
Average trading volume of minimum threshold limit of common stock	$ 150,000
Number of trading days	10

Earnings per share (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net income for earnings per share	$ 12,494,557	$ 39,907,860
Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants		59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share - Basic	$ 0.59	$ 1.9
Earnings per share - Diluted	$ 0.59	$ 1.9

Earnings per share (Details 1)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock		3,917,704
Diluted effect of warrants	59,164
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding warrants/outstanding options excluded due to the anti-dilution feature	10,851
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock	3,917,704
Number of outstanding warrants/outstanding options excluded due to the anti-dilution feature	3,876,609
Diluted effect of warrants	30,244

Coal mine acquisitions (Details Textuals)	2 Months Ended
	Sep. 30, 2011 Companies	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Aug. 10, 2010	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd USD ($)	Jun. 30, 2012 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2011 Baofeng Shuangrui Coal Co.Ltd	May 20, 2011 Baofeng Shuangrui Coal Co.Ltd	Aug. 10, 2010 Baofeng Shuangrui Coal Co.Ltd USD ($)	Aug. 10, 2010 Baofeng Shuangrui Coal Co.Ltd CNY	Jun. 30, 2011 Baofeng Xingsheng Coal Co.Ltd	May 20, 2011 Baofeng Xingsheng Coal Co.Ltd	Aug. 10, 2010 Baofeng Xingsheng Coal Co.Ltd USD ($)	Aug. 10, 2010 Baofeng Xingsheng Coal Co.Ltd CNY	May 20, 2011 Baofeng Shunli Coal Co.Ltd	May 19, 2011 Baofeng Shunli Coal Co.Ltd USD ($)	May 19, 2011 Baofeng Shunli Coal Co.Ltd CNY	Aug. 10, 2010 Hongli	May 19, 2011 Baofeng Hongchang Coal Co.Ltd
Business Acquisition [Line Items]
Acquisition of equity interests								60.00%	60.00%	60.00%		60.00%	60.00%	60.00%	100.00%	100.00%	100.00%
Number of acquired entity	3
Percentage of equity interest owned				40.00%			40.00%				40.00%							40.00%	100.00%
Amount payable in cash					$ 158,000	1,000,000			$ 6,400,000	42,000,000			$ 6,400,000	42,000,000		$ 6,400,000	42,000,000
Purchase price		4,435,200	28,000,000		6,300,000	41,000,000
Percentage of remaining equity interest transferred				40.00%	40.00%	40.00%
Accrued payable					$ 4,435,200	28,000,000

Commitments and contingencies (Details) (USD $)	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 179,317
2014	10,571
2015
Total	$ 189,888

Commitments and contingencies (Details Textuals)	0 Months Ended		1 Months Ended				9 Months Ended
	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY	Aug. 30, 2011 USD ($)	Aug. 30, 2011 CNY	Apr. 30, 2010 USD ($) Offices	Apr. 30, 2010 CNY Offices	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Aug. 31, 2011 Offices
Commitments and Contingencies Disclosure [Abstract]
Number of offices units on lease					3	3			3
Monthly lease payments	$ 10,845	69,565			$ 22,688	145,529	$ 7,258	46,565
Monthly management fees	$ 1,914	12,276	$ 1,281	8,184	$ 4,003	25,681

Commitments and contingencies (Details Textuals 1)	0 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended		1 Months Ended		12 Months Ended
	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY	Apr. 30, 2010 USD ($)	Apr. 30, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company USD ($)	Jun. 30, 2012 Zhonghong Energy Investment Company CNY	Oct. 31, 2011 Hongli USD ($)	Oct. 31, 2011 Hongli CNY	Sep. 30, 2011 Hongli USD ($)	Sep. 30, 2011 Hongli CNY
Lease Agreement [Line Items]
Monthly lease payments	$ 10,845	69,565	$ 22,688	145,529	$ 7,258	46,565			$ 5,780	37,075	$ 2,550	16,220	$ 2,108	13,520
Lease expense							$ 154,221	$ 363,130

Commitments and contingencies (Details Textuals 2)	Jun. 30, 2012 New coking facility and equipment purchases USD ($)	Jun. 30, 2012 Framework purchase agreements USD ($)	Jun. 30, 2012 Framework purchase agreements CNY
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Aggregate purchase contract amount	$ 64,923,852	$ 97,900,000	621,800,000
Contract payment made	58,172,148	31,200,000	198,400,000
Remaining payment of contract based on construction progress	$ 6,751,704	$ 66,600,000	423,400,000

Statutory reserves (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Statutory Reserves [Line Items]
Statutory surplus reserve	$ 2,285,576	$ 2,043,158
Statutory surplus reserve, 50% of registered capital	9,950,483
Statutory surplus reserve, Future contributions required	7,667,217
Mine reproduction reserve	1,404,365	1,360,635
Mine reproduction reserve, 50% of registered capital
Mine reproduction reserve, Future contributions required
Total statutory reserve	3,689,941	3,403,793
Statutory Reserve Of Registered Capital	9,950,483
Statutory Reserve Of Future Contributions Required	7,667,217
Hongli
Statutory Reserves [Line Items]
Statutory surplus reserve	2,067,215	1,824,797
Statutory surplus reserve, 50% of registered capital	2,064,905
Statutory surplus reserve, Future contributions required
Baofeng Hongguang Power Co. Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,514,590
Statutory surplus reserve, Future contributions required	1,514,590
Baofeng Hongchang Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve	218,361	218,361
Statutory surplus reserve, 50% of registered capital	218,361
Statutory surplus reserve, Future contributions required
Baofeng Shuangrui Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	310,105
Statutory surplus reserve, Future contributions required	310,105
Baofeng Xingsheng Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	279,682
Statutory surplus reserve, Future contributions required	279,682
Baofeng Shunli Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	230,850
Statutory surplus reserve, Future contributions required	230,850
Baofeng Hongrun Coal Chemical Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	2,310,000
Statutory surplus reserve, Future contributions required	2,310,000
Hongyuan
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,500,000
Statutory surplus reserve, Future contributions required	1,500,000
Zhonghong Energy Investment Company
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,521,990
Statutory surplus reserve, Future contributions required	$ 1,521,990

Statutory reserves (Details Textuals)	Jun. 30, 2012	Jun. 30, 2012 Hongli USD ($)	Jun. 30, 2012 Hongli CNY	Sep. 30, 2011 Hongli USD ($)	Sep. 30, 2011 Hongli CNY	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd
Statutory Reserves [Line Items]
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Percentage of remaining reserve balance	25.00%
Additional contributions of statutory reserve		$ 242,418
Increase in registered capital		$ 2,946,000	20,000,000	$ 3,050,000	20,000,000
Reserve for safety expenses						RMB 6 per metric ton
Reserve for maintenance expense						RMB 8.5 per metric ton

Related party transactions (Details Textuals) (USD $)	Jun. 30, 2012	Jun. 30, 2011	May 20, 2011
Related Party Transaction [Line Items]
Advances to suppliers - related parties		$ 575,700
Equity interest			60.00%
Other payables-related parties	156,227	455,768
Baofeng Xingsheng Coal Co.Ltd
Related Party Transaction [Line Items]
Advances to suppliers - related parties		$ 575,700
Percentages of equity method investment		40.00%
Equity interest		60.00%

Revenues by products (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from External Customer [Line Items]
Revenue, Coal Services	$ 78,912,770	$ 74,287,993
Coke
Revenue from External Customer [Line Items]
Revenue, Coal Services	38,656,636	35,970,933
Coal Tar
Revenue from External Customer [Line Items]
Revenue, Coal Services	1,946,314	3,358,513
Raw Coal
Revenue from External Customer [Line Items]
Revenue, Coal Services	5,441,981	15,073,052
Washed Coal
Revenue from External Customer [Line Items]
Revenue, Coal Services	$ 32,867,839	$ 19,885,495

Subsequent events (Details Textuals) (Datong Group, Inventory purchase agreement)	Sep. 06, 2012 Mg
Datong Group | Inventory purchase agreement
Related Party Transaction [Line Items]
Threshold limit of thermal coal supplied	120,000